UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Floating Rate High Income Fund

January 31, 2018

AFR-QTLY-0318
1.813066.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 87.7%(a)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.1%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.32% 7/7/22 (b)(c)	$16,282	$16,437
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3646% 6/9/23 (b)(c)	29,551	29,803
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.6662% 8/22/24 (b)(c)	63,680	64,175
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2/28/21 (c)(d)	5,795	5,650

TOTAL AEROSPACE		116,065

Air Transportation - 0.1%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2341% 10/18/20 (b)(c)	7,500	7,533
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.805% 10/5/24 (b)(c)	4,500	4,549

TOTAL AIR TRANSPORTATION		12,082

Automotive & Auto Parts - 0.9%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 2/1/24 (b)(c)	9,822	9,902
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.8235% 2/1/25 (b)(c)	2,710	2,744
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.57% 12/31/18 (b)(c)	7,147	7,160
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 6/30/23 (c)(d)	10,270	10,278
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 11/27/20 (b)(c)	16,327	15,363
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.6934% 11/27/21 (b)(c)	24,370	20,339
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 3/31/24 (b)(c)	13,235	13,330
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.0735% 4/18/23 (b)(c)	15,054	15,393

TOTAL AUTOMOTIVE & AUTO PARTS		94,509

Broadcasting - 1.3%
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.1719% 3/2/24 (b)(c)	44,500	44,770
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 8.4434% 1/30/19 (b)(c)	53,680	41,028
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.33% 12/18/20 (b)(c)	19,752	19,900
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3114% 8/23/24 (b)(c)	16,020	16,060
Sinclair Television Group, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.500% 12/7/24 (c)(d)	25,000	25,208

TOTAL BROADCASTING		146,966

Building Materials - 0.5%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8178% 1/2/25 (b)(c)	10,000	10,073
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.1934% 10/17/23 (b)(c)	8,168	8,244
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 12/7/24 (b)(c)	9,125	9,182
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.85% 9/27/24 (b)(c)	27,290	27,620

TOTAL BUILDING MATERIALS		55,119

Cable/Satellite TV - 2.9%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 7/28/25 (b)(c)	30,272	30,309
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.95% 5/1/24 (b)(c)	7,930	8,009
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.58% 4/30/25 (b)(c)	167,860	168,778
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1393% 1/12/26 (b)(c)	33,985	34,219
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.47% 1/15/25 (b)(c)	6,384	6,456
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0595% 1/15/26 (b)(c)	35,000	35,195
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8112% 8/19/23 (b)(c)	30,939	30,913

TOTAL CABLE/SATELLITE TV		313,879

Capital Goods - 0.5%
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1934% 5/18/24 (b)(c)	12,514	12,640
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 7/30/24 (b)(c)	8,030	8,065
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 3/13/22 (b)(c)	28,639	28,825

TOTAL CAPITAL GOODS		49,530

Chemicals - 2.2%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5735% 5/17/24 (b)(c)	10,435	10,520
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5735% 11/18/23 (b)(c)	11,850	11,902
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 3/29/24 (b)(c)	8,754	8,809
Kraton Polymers LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 1/6/22 (b)(c)	10,634	10,741
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (b)(c)	23,587	23,754
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 6/7/20 (b)(c)	12,057	12,137
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 6/30/22 (b)(c)	20,165	20,165
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 10/12/24 (b)(c)	16,115	16,195
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2/8/25 (c)(d)	9,645	9,729
The Chemours Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.08% 5/12/22 (b)(c)	17,833	17,963
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 9/6/24 (b)(c)	15,212	15,339
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	12,244	12,354
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	28,256	28,508
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 6/1/24 (b)(c)	17,179	17,295
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 7/1/24 (b)(c)	15,965	16,111
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 8/8/24 (b)(c)	9,800	9,886

TOTAL CHEMICALS		241,408

Consumer Products - 1.1%
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.7% 7/3/20 (b)(c)	9,781	9,695
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.0735% 2/15/23 (b)(c)	34,268	34,439
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.319% 1/26/24 (b)(c)	13,861	13,985
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.4255% 11/29/24 (b)(c)	58,500	59,176

TOTAL CONSUMER PRODUCTS		117,295

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.625% 2/1/24 (b)(c)	9,401	8,927
Containers - 1.7%
Berry Global, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8038% 1/19/24 (b)(c)	9,925	9,990
Tranche M, term loan 3 month U.S. LIBOR + 2.250% 3.8157% 10/1/22 (b)(c)	19,591	19,735
Tranche O, term loan 3 month U.S. LIBOR + 2.000% 3.5538% 2/8/20 (b)(c)	50,196	50,447
Tranche P, term loan 3 month U.S. LIBOR + 2.000% 3.5538% 1/6/21 (b)(c)	8,592	8,636
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9578% 4/3/24 (b)(c)	8,209	8,270
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 5/16/24 (b)(c)	9,637	9,682
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 5/22/24 (b)(c)	17,860	17,942
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/18/25 (c)(d)	17,660	17,856
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 8/3/22 (b)(c)	11,939	12,013
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.45% 10/14/24 (b)(c)	6,344	6,408
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 2/5/23 (b)(c)	28,798	29,007

TOTAL CONTAINERS		189,986

Diversified Financial Services - 4.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 4/4/24 (b)(c)	26,043	26,224
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7723% 10/31/24 (b)(c)	26,520	26,835
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.58% 4/27/24 (b)(c)	25,552	25,695
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 12/4/24 (c)(d)	13,035	13,157
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 10/6/23 (b)(c)	33,095	33,349
Duff & Phelps Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9434% 10/12/24 (b)(c)	9,130	9,205
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 7/14/22 (b)(c)	20,250	20,520
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.4% 2/9/23 (b)(c)	27,793	27,862
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 10/30/22 (b)(c)	67,865	68,337
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 7/3/24 (b)(c)	10,808	10,889
HarbourVest Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0538% 2/4/21 (b)(c)	9,230	9,230
IBC Capital U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2861% 9/10/21 (b)(c)	20,214	20,289
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.73% 7/3/24 (b)(c)	7,463	7,584
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6943% 6/30/24 (b)(c)	13,711	13,848
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.2723% 10/31/22 (b)(c)	29,418	30,019
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24 (c)(e)	1,598	1,614
3 month U.S. LIBOR + 3.750% 5.2539% 9/29/24 (b)(c)	11,797	11,915
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 12/8/23 (b)(c)(f)	13,613	13,578
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9702% 11/9/24 (b)(c)	7,000	7,105
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5735% 4/9/23 (b)(c)	36,980	37,195
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.82% 8/18/23 (b)(c)	19,133	19,228

TOTAL DIVERSIFIED FINANCIAL SERVICES		433,678

Energy - 4.4%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.5735% 11/26/18 (b)(c)	8,444	8,444
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.0735% 5/18/23 (b)(c)	22,070	22,305
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/22/24 (b)(c)	21,285	21,445
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9362% 12/31/21 (b)(c)	46,415	52,565
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3061% 12/31/22 (b)(c)	41,940	42,675
Calpine Construction Finance Co. LP Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 1/15/25 (b)(c)	10,000	10,041
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.954% 8/23/21 (b)(c)	32,415	34,664
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (b)(c)	3,000	2,989
Citgo Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.500% 10.1947% 5/12/18 (b)(c)	25,701	25,838
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1947% 7/29/21 (b)(c)	23,238	23,172
Crestwood Holdings Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.4357% 6/19/19 (b)(c)	11,098	11,112
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.03% 3/14/21 (b)(c)	8,549	7,367
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.03% 3/14/21 (b)(c)	845	728
Energy Transfer Equity LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5612% 2/2/24 (b)(c)	10,542	10,563
Expro Finservices SARL Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.2306% 9/2/21 (b)(c)	49,675	35,104
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.4434% 3/28/22 (b)(c)	15,136	14,606
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3235% 4/16/21 (b)(c)	26,960	26,915
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.5595% 3/1/24 (b)(c)	18,500	18,538
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.95% 8/25/23 (b)(c)	45,240	41,225
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 10/30/24 (b)(c)	18,485	18,577
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 0% 6/3/18 (c)(g)	13,667	5,894
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 2/21/21 (b)(c)	43,060	37,785
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.147% 11/8/22 (b)(c)	6,245	6,292

TOTAL ENERGY		478,844

Entertainment/Film - 0.4%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8095% 12/15/23 (b)(c)	7,613	7,634
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8095% 12/15/22 (b)(c)	4,937	4,953
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 7/8/22 (b)(c)	16,644	16,658
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 7/8/23 (b)(c)	5,305	5,265
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1692% 5/17/21 (b)(c)	7,262	7,312

TOTAL ENTERTAINMENT/FILM		41,822

Environmental - 0.4%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	6,120	6,154
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.5657% 12/18/20 (b)(c)	18,106	18,219
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 9/28/24 (b)(c)	11,070	11,151
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 12/20/24 (b)(c)	12,147	12,261

TOTAL ENVIRONMENTAL		47,785

Food & Drug Retail - 3.9%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3235% 12/6/24 (b)(c)	5,000	5,044
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.3235% 8/25/21 (b)(c)	201,834	200,572
3 month U.S. LIBOR + 3.000% 4.4623% 6/22/23 (b)(c)	10,556	10,483
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 10/21/21 (b)(c)	7,421	7,458
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1004% 10/30/22 (b)(c)	50,039	49,651
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3235% 11/25/20 (b)(c)	1,938	1,927
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 6.9485% 11/25/22 (b)(c)	56,400	56,436
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5561% 6/16/23 (b)(c)	24,688	24,874
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.6934% 3/27/23 (b)(c)	47,982	48,300
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 11/15/22 (b)(c)	19,845	19,566

TOTAL FOOD & DRUG RETAIL		424,311

Food/Beverage/Tobacco - 1.1%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8235% 3/20/24 (b)(c)	6,297	6,358
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 10/7/23 (b)(c)	22,445	22,614
Pinnacle Foods Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5643% 2/3/24 (b)(c)	9,900	9,981
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 5/24/24 (b)(c)	51,596	51,897
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.4434% 6/30/22 (b)(c)	2,000	1,888
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 5.6309% 6/30/21 (b)(c)	997	1,001
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 6/27/23 (b)(c)	26,841	27,098

TOTAL FOOD/BEVERAGE/TOBACCO		120,837

Gaming - 7.4%
AP Gaming I LLC term loan 3 month U.S. LIBOR + 5.500% 7.0735% 2/15/24 (b)(c)	9,443	9,499
Aristocrat Technologies, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.7447% 10/20/21 (b)(c)	25,707	25,932
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7444% 10/19/24 (b)(c)	7,000	7,050
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9675% 9/15/23 (b)(c)	22,184	22,336
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 12/22/24 (b)(c)	270,000	273,139
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.57% 12/27/24 (b)(c)	7,815	7,864
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 4/18/24 (b)(c)	9,950	10,022
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 8/25/24 (b)(c)	12,796	12,860
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8386% 4/17/24 (b)(c)	24,493	24,646
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.57% 10/20/24 (b)(c)	44,040	44,315
3 month U.S. LIBOR + 7.000% 8.57% 10/20/25 (b)(c)	7,500	7,538
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8754% 10/4/23 (b)(c)	120,400	121,742
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5735% 3/29/24 (b)(c)	35,694	35,970
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 4/25/21 (b)(c)	13,685	13,696
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5735% 10/14/23 (b)(c)	10,306	10,396
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 1/19/24 (b)(c)	4,958	4,979
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 8/14/24 (b)(c)	75,356	75,743
Seminole Tribe Florida Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5669% 7/6/24 (b)(c)	23,940	24,090
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.07% 6/8/23 (b)(c)	54,741	55,031
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.33% 12/31/21 (b)(c)	19,285	19,237
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.82% 5/31/24 (b)(c)	6,381	6,429

TOTAL GAMING		812,514

Healthcare - 6.0%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 4.8235% 8/30/24 (b)(c)	12,118	12,164
3 month U.S. LIBOR + 7.000% 8.5735% 8/30/25 (b)(c)	4,545	4,545
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 2.750% 4.2288% 12/31/19 (b)(c)	42,761	42,173
Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.4788% 1/27/21 (b)(c)	71,484	70,095
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4906% 6/1/22 (b)(c)	9,175	9,255
DaVita HealthCare Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 6/24/21 (b)(c)	36,527	36,984
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.58% 12/1/23 (b)(c)	37,848	37,974
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 6/30/24 (b)(c)	9,806	9,861
HCA Holdings, Inc.:
Tranche B 8LN, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 2/15/24 (b)(c)	19,800	19,977
Tranche B 9LN, term loan 3 month U.S. LIBOR + 2.000% 3.5735% 3/18/23 (b)(c)	59,630	60,090
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.9357% 8/18/22 (b)(c)	19,344	19,537
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 4/9/21 (b)(c)	1,919	1,924
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 6/7/23 (b)(c)	17,608	17,726
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5735% 7/31/22 (b)(c)	3,438	3,430
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 6/30/21 (b)(c)	86,033	86,759
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 8/11/24 (b)(c)	37,247	37,517
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.0735% 10/21/24 (b)(c)	3,367	3,417
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 10/21/23 (b)(c)	15,345	15,498
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.819% 6/23/24 (b)(c)	11,278	11,394
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.6934% 12/31/23 (b)(c)	5,000	5,013
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 12/31/22 (b)(c)	65,309	65,329
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.06% 4/1/22 (b)(c)	67,970	68,981
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.069% 2/11/23 (b)(c)	9,412	9,512
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.49% 12/1/24 (b)(c)	10,500	10,618

TOTAL HEALTHCARE		659,773

Homebuilders/Real Estate - 2.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8245% 11/4/21 (b)(c)	26,833	26,818
Lightstone Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.0735% 1/30/24 (b)(c)	16,751	16,822
Tranche C, term loan 3 month U.S. LIBOR + 4.500% 6.0735% 1/30/24 (b)(c)	1,064	1,068
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 4/25/23 (b)(c)	39,741	40,018
Realogy Group LLC term loan 3 month U.S. LIBOR + 2.250% 3.8169% 7/20/22 (b)(c)	42,423	42,718
Uniti Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 10/24/22 (b)(c)	19,503	18,790
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8112% 12/22/24 (b)(c)	73,955	74,502

TOTAL HOMEBUILDERS/REAL ESTATE		220,736

Hotels - 2.0%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 8/30/23 (b)(c)	16,788	16,926
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 11/30/23 (b)(c)	57,915	58,434
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.5614% 10/25/23 (b)(c)	70,705	71,199
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.4702% 4/14/21 (b)(c)	19,201	19,261
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9997% 4/27/24 (b)(c)	38,255	38,506
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.67% 5/11/24 (b)(c)	9,925	9,981

TOTAL HOTELS		214,307

Insurance - 2.7%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9913% 11/22/23 (b)(c)	43,010	43,695
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8169% 8/14/22 (b)(c)	27,160	27,347
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.3235% 1/25/25 (b)(c)	1,925	1,942
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3178% 1/25/24 (b)(c)	13,860	13,947
Asurion LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 11/3/23 (b)(c)	48,448	48,811
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.3235% 8/4/22 (b)(c)	41,015	41,310
3 month U.S. LIBOR + 6.000% 7.5735% 8/4/25 (b)(c)	30,800	31,763
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4129% 10/2/20 (b)(c)	33,452	33,672
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 5/16/24 (b)(c)	39,147	39,313
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 4.8235% 6/30/23 (b)(c)	14,813	14,964

TOTAL INSURANCE		296,764

Leisure - 2.2%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 5/30/21 (b)(c)	23,263	23,437
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2/1/24 (c)(d)	77,578	77,850
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.5735% 9/8/24 (b)(c)	7,325	7,545
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 3/8/24 (b)(c)	19,845	20,023
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 7/1/20 (b)(c)	8,253	8,375
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 7/31/24 (b)(c)	30,735	30,966
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0998% 6/10/22 (b)(c)	31,528	31,765
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.000% 1/26/25 (c)(d)	7,200	7,214
SMG:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8895% 1/12/25 (b)(c)	10,175	10,289
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6439% 1/12/26 (b)(c)	655	670
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 12/15/24 (b)(c)	17,500	17,682

TOTAL LEISURE		235,816

Metals/Mining - 0.5%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2288% 5/20/21 (b)(c)	8,581	8,618
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.9434% 4/16/20 (b)(c)	55,645	51,020

TOTAL METALS/MINING		59,638

Paper - 0.5%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.1934% 3/14/22 (b)(c)	27,199	27,292
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6947% 12/29/23 (b)(c)	30,638	30,844

TOTAL PAPER		58,136

Publishing/Printing - 2.5%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8095% 6/7/23 (b)(c)	55,563	53,869
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 10/18/19 (b)(c)	30,902	29,253
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 6.4434% 11/3/23 (b)(c)	37,255	37,655
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 5/29/21 (b)(c)	34,058	31,981
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.5735% 5/4/22 (b)(c)	54,058	53,923
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.0223% 6/1/22 (b)(c)	14,540	14,685
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 10/31/24 (b)(c)	9,965	10,021
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3169% 10/24/21 (b)(c)	6,840	6,919
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 8/24/22 (b)(c)	31,882	31,995

TOTAL PUBLISHING/PRINTING		270,301

Restaurants - 0.8%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8704% 2/17/24 (b)(c)	45,205	45,454
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8178% 2/14/21 (b)(c)	25,866	25,133
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.8178% 7/28/21 (b)(c)	18,068	18,170
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.500% 1/25/25 (c)(d)	4,235	4,283

TOTAL RESTAURANTS		93,040

Services - 7.2%
ABG Intermediate Holdings 2 LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.1934% 9/29/24 (b)(c)	7,546	7,636
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 9/26/21 (b)(c)	15,598	13,535
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.7288% 6/13/25 (b)(c)	14,150	14,231
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 6/13/24 (b)(c)	53,955	54,230
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.83% 10/19/23 (b)(c)	31,931	32,151
Aramark Services, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5735% 3/28/24 (b)(c)	32,243	32,485
Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.5735% 3/11/25 (b)(c)	11,250	11,344
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9959% 6/21/24 (b)(c)	28,606	28,951
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5735% 11/7/23 (b)(c)	9,838	9,924
Cactus Wellhead LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.6934% 7/31/20 (b)(c)	15,298	15,349
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4913% 11/14/22 (b)(c)	42,281	42,599
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4841% 11/17/24 (b)(c)	7,000	7,039
Flexera Software LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 1/24/25 (c)(d)	7,355	7,410
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 1/24/26 (c)(d)	650	656
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.25% 3/9/23 (b)(c)	12,503	12,623
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 8/13/22 (b)(c)	26,870	27,072
Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 8/22/25 (b)(c)	6,500	6,565
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.0669% 4/26/24 (b)(c)	145,518	146,458
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 4/7/21 (b)(c)	61,915	62,199
Meredith Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6576% 1/18/25 (b)(c)	19,460	19,665
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 5/2/22 (b)(c)	101,773	102,631
Prometric Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.77% 1/17/25 (b)(c)	7,600	7,686
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.9375% 5/4/22 (b)(c)	6,226	6,270
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.95% 3/23/24 (b)(c)	11,478	11,525
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 11/8/23 (b)(c)	25,738	25,890
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 4.8235% 10/3/23 (b)(c)	26,629	26,887
TMK Hawk Parent Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 9/26/24 (c)(d)	433	437
3 month U.S. LIBOR + 3.500% 5.07% 9/26/24 (b)(c)	9,668	9,755
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 5/14/22 (b)(c)	14,708	14,781
Xerox Business Services LLC:
term loan 3 month U.S. LIBOR + 2.250% 3.8235% 12/7/21 (b)(c)	11,364	11,364
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 12/7/23 (b)(c)	20,864	21,064

TOTAL SERVICES		790,412

Steel - 0.3%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7% 12/22/23 (b)(c)	9,630	9,688
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.408% 6/14/21 (b)(c)	20,318	20,437

TOTAL STEEL		30,125

Super Retail - 4.0%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5456% 7/2/22 (b)(c)	30,254	24,279
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.5669% 9/25/24 (b)(c)	152,092	152,852
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.953% 2/3/25 (b)(c)	14,000	14,030
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.953% 2/3/24 (b)(c)	66,982	66,936
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.06% 11/17/24 (b)(c)	23,448	23,506
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.7% 10/11/19 (b)(c)	9,532	8,388
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0734% 8/19/23 (b)(c)	13,573	13,622
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/23/23 (b)(c)	43,048	41,452
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.7194% 8/19/22 (b)(c)	28,215	28,372
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.7723% 1/26/23 (b)(c)	31,461	23,761
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.57% 3/11/22 (b)(c)	24,648	19,943
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.569% 11/8/24 (b)(c)	24,938	25,212
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(g)	4,043	2

TOTAL SUPER RETAIL		442,355

Technology - 11.8%
Abacus Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.625% 8/16/23 (b)(c)	13,807	13,928
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.2% 12/20/23 (b)(c)	2,500	2,515
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.95% 12/20/22 (b)(c)	12,957	13,027
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8169% 8/16/22 (b)(c)	11,144	11,213
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.0669% 9/15/20 (b)(c)	23,147	23,269
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.4561% 3/20/24 (b)(c)	6,466	6,469
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7% 8/17/23 (b)(c)	31,148	31,390
Compuware Corp.:
term loan 3 month U.S. LIBOR + 8.250% 9.82% 12/15/22 (b)(c)	4,087	4,087
Tranche B 3LN, term loan 3 month U.S. LIBOR + 4.250% 5.9% 12/15/21 (b)(c)	56,200	56,446
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3235% 11/30/24 (b)(c)	16,250	16,352
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.58% 9/7/23 (b)(c)	35,177	35,303
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 1/26/25 (c)(d)	7,705	7,743
3 month U.S. LIBOR + 3.000% 1/26/25 (c)(d)	825	830
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.5223% 10/31/24 (b)(c)	35,575	36,144
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.4623% 2/9/23 (b)(c)	39,218	39,495
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.6235% 1/31/24 (b)(c)	9,613	9,685
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.33% 6/1/22 (b)(c)	33,083	33,289
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1605% 12/2/24 (b)(c)	9,280	9,384
3 month U.S. LIBOR + 7.500% 9.1605% 11/16/25 (b)(c)	2,000	2,022
First Data Corp. Tranche B, term loan:
3 month U.S. LIBOR + 2.250% 3.8101% 7/10/22 (b)(c)	111,376	112,119
3 month U.S. LIBOR + 2.250% 3.8101% 4/26/24 (b)(c)	19,192	19,328
Global Payments, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.5735% 4/22/23 (b)(c)	19,743	19,875
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 2/15/24 (b)(c)	35,439	35,687
Gopher Sub, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.4076% 1/26/26 (b)(c)	3,235	3,251
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 7/1/22 (b)(c)	10,602	10,668
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 2/1/22 (b)(c)	25,710	25,839
Information Resources, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.8114% 1/18/25 (b)(c)	2,385	2,394
Inmar, Inc. Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.5735% 5/1/25 (b)(c)	2,280	2,280
Kronos, Inc.:
term loan 3 month U.S. LIBOR + 8.250% 9.6268% 11/1/24 (b)(c)	30,000	31,200
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9026% 11/1/23 (b)(c)	49,243	49,707
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.83% 1/20/24 (b)(c)	34,500	33,603
3 month U.S. LIBOR + 9.000% 10.58% 1/20/25 (b)(c)	5,000	4,819
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.0614% 10/16/22 (b)(c)	10,677	10,637
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.3235% 6/21/24 (b)(c)	56,781	57,041
3 month U.S. LIBOR + 2.750% 4.3235% 6/21/24 (b)(c)	8,222	8,259
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 1/30/25 (c)(d)	12,000	11,940
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.0669% 9/29/24 (b)(c)	55,576	56,093
3 month U.S. LIBOR + 8.500% 10.0669% 9/29/25 (b)(c)	13,250	13,316
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3385% 9/15/24 (b)(c)	15,461	15,527
Microsemi Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5612% 1/15/23 (b)(c)	9,708	9,769
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 11/20/24 (c)(e)	1,063	1,068
3 month U.S. LIBOR + 3.250% 4.9434% 12/1/24 (b)(c)	13,187	13,243
3 month U.S. LIBOR + 7.250% 8.9434% 12/1/25 (b)(c)	5,000	5,042
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3848% 11/3/23 (b)(c)	62,372	62,907
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 4/9/21 (b)(c)	14,494	14,584
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 4/9/22 (b)(c)	19,080	19,104
SolarWinds Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 2/5/23 (b)(c)	10,343	10,391
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 3/3/23 (b)(c)	32,560	32,785
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.9434% 9/30/22 (b)(c)	26,146	26,291
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 7/8/22 (b)(c)	13,625	13,696
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 7/8/22 (b)(c)	212	213
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.4434% 9/30/23 (b)(c)	37,398	37,627
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.569% 4/23/19 (b)(c)	9,368	9,327
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 5/1/24 (b)(c)	41,681	41,863
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.07% 12/4/20 (b)(c)	11,206	11,269
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5735% 5/12/21 (b)(c)	7,701	7,788
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 9/28/24 (b)(c)	14,963	15,006
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5669% 7/13/23 (b)(c)	15,227	15,341
Vantiv LLC:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 3.5595% 10/14/23 (b)(c)	12,688	12,765
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5595% 8/7/24 (b)(c)	20,000	20,125
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.9446% 12/30/21 (b)(c)	7,350	7,446
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 7/1/23 (b)(c)	21,126	21,359

TOTAL TECHNOLOGY		1,285,183

Telecommunications - 7.1%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.4702% 7/15/25 (b)(c)	10,918	10,774
3 month U.S. LIBOR + 2.750% 4.4702% 1/31/26 (b)(c)	9,975	9,825
Cincinnati Bell, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.4447% 10/2/24 (b)(c)	15,250	15,469
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.31% 5/25/24 (b)(c)	35,855	36,214
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.57% 12/20/23 (b)(c)	17,860	18,083
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.33% 3/31/21 (b)(c)	37,457	37,083
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.33% 6/15/24 (b)(c)	84,091	82,339
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.875% 1/9/24 (b)(c)	6,950	6,995
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2123% 11/27/23 (b)(c)	147,995	146,753
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.1947% 1/2/24 (b)(c)	19,000	19,233
Tranche B-5, term loan 6.625% 1/2/24	33,000	33,131
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.6959% 2/22/24 (b)(c)	74,195	74,504
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8095% 7/17/25 (b)(c)	26,085	26,112
Neustar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.397% 8/8/25 (b)(c)	5,460	5,467
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.647% 1/8/20 (b)(c)	2,949	2,970
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.147% 8/8/24 (b)(c)	18,948	19,137
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1934% 2/10/24 (b)(c)	19,915	17,823
Radiate Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 2/1/24 (c)(d)	15,250	15,291
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 2/1/24 (b)(c)	11,522	11,553
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 1/31/25 (b)(c)	49,620	49,833
SBA Senior Finance II, LLC term loan 3 month U.S. LIBOR + 2.250% 3.83% 3/24/21 (b)(c)	30,906	31,103
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.1235% 11/1/24 (b)(c)	30,750	31,154
3 month U.S. LIBOR + 8.250% 9.8735% 11/1/25 (b)(c)	10,250	10,378
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5223% 7/31/25 (b)(c)	36,725	35,210
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.7% 11/17/23 (b)(c)	22,383	22,494
Windstream Services LLC Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.250% 4.81% 2/17/24 (b)(c)	14,622	12,995

TOTAL TELECOMMUNICATIONS		781,923

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.5795% 6/15/23 (b)(c)	8,717	8,734
Transportation Ex Air/Rail - 0.4%
American Commercial Barge Line Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.750% 10.3235% 11/12/20 (b)(c)	8,792	5,196
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.08% 6/22/22 (b)(c)	27,527	27,492
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.54% 9/14/20 (b)(c)	11,189	11,203

TOTAL TRANSPORTATION EX AIR/RAIL		43,891

Utilities - 3.6%
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 11/30/23 (b)(c)	22,546	22,772
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.750% 4.3112% 2/7/24 (b)(c)	50,824	51,309
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5667% 6/30/18 (b)(c)	103,000	103,349
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4676% 11/28/24 (b)(c)	17,250	17,466
Exgen Texas Power LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 9/18/21 (c)(d)	26,444	16,805
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.19% 8/19/21 (b)(c)	28,727	29,050
InterGen NV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.08% 6/13/20 (b)(c)	32,391	32,391
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.5612% 2/15/24 (b)(c)	20,882	20,830
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.4434% 12/19/20 (b)(c)	16,408	16,224
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0643% 8/4/23 (b)(c)	40,710	41,008
Tranche C, term loan 3 month U.S. LIBOR + 2.500% 4.0643% 8/4/23 (b)(c)	7,214	7,267
USIC Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0039% 12/9/23 (b)(c)	7,925	7,988
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.3106% 12/14/23 (b)(c)	22,523	22,649

TOTAL UTILITIES		389,108

TOTAL BANK LOAN OBLIGATIONS
(Cost $9,578,603)		9,585,799

Nonconvertible Bonds - 5.6%
Aerospace - 0.0%
DAE Funding LLC 4% 8/1/20 (h)	6,495	6,495
Broadcasting - 0.1%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,732
Building Materials - 0.1%
CEMEX S.A.B. de CV 3 month U.S. LIBOR + 4.750% 6.4715% 10/15/18 (b)(c)(h)	10,000	10,250
Cable/Satellite TV - 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,396
5.25% 3/15/21	13,070	13,250
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (h)	7,507	7,601
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,940

TOTAL CABLE/SATELLITE TV		40,187

Chemicals - 0.2%
Nufarm Australia Ltd. 6.375% 10/15/19 (h)	5,000	5,075
TPC Group, Inc. 8.75% 12/15/20 (h)	18,095	18,321

TOTAL CHEMICALS		23,396

Containers - 0.7%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (h)	15,000	15,087
6% 2/15/25 (h)	10,000	10,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.2215% 7/15/21 (b)(c)(h)	15,130	15,395
5.75% 10/15/20	32,296	32,820

TOTAL CONTAINERS		73,627

Diversified Financial Services - 0.3%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22	5,200	5,356
International Lease Finance Corp.:
3.875% 4/15/18	7,000	7,027
6.25% 5/15/19	10,000	10,445
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (h)	10,000	11,063

TOTAL DIVERSIFIED FINANCIAL SERVICES		33,891

Energy - 0.5%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	11,455	11,827
7% 6/30/24	7,000	7,963
Chesapeake Energy Corp. 8% 12/15/22 (h)	8,195	8,789
Citgo Petroleum Corp. 6.25% 8/15/22 (h)	10,000	10,044
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (b)(c)(h)	7,500	7,477
6.875% 6/15/25 (h)	5,500	5,816

TOTAL ENERGY		51,916

Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,265
Gaming - 0.2%
Gateway Casinos & Entertainment Ltd. 8.25% 3/1/24 (h)	5,000	5,388
Scientific Games Corp.:
5% 10/15/25 (h)(i)	5,000	5,013
7% 1/1/22 (h)	7,800	8,229
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	4,330	4,158

TOTAL GAMING		22,788

Healthcare - 1.0%
Community Health Systems, Inc. 6.25% 3/31/23	21,175	19,587
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,487
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,282
Tenet Healthcare Corp.:
4.625% 7/15/24 (h)	28,000	27,510
4.75% 6/1/20	8,680	8,897
7.5% 1/1/22 (h)	5,085	5,381
THC Escrow Corp. III 5.125% 5/1/25 (h)	7,500	7,397
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (h)	5,590	5,649
9% 12/15/25 (h)	7,440	7,642

TOTAL HEALTHCARE		115,832

Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,492
Leisure - 0.2%
Studio City Co. Ltd.:
5.875% 11/30/19 (h)	6,860	7,049
7.25% 11/30/21 (h)	10,000	10,550

TOTAL LEISURE		17,599

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	9,500	9,654
Publishing/Printing - 0.0%
Cenveo Corp. 6% 8/1/19 (h)	8,155	5,647
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (h)	8,000	7,860
Services - 0.3%
APX Group, Inc.:
7.625% 9/1/23	12,500	13,438
7.875% 12/1/22	13,975	14,988

TOTAL SERVICES		28,426

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (h)	6,385	6,138
PetSmart, Inc. 5.875% 6/1/25 (h)	7,665	5,912

TOTAL SUPER RETAIL		12,050

Technology - 0.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (h)	6,199	6,253
4.42% 6/15/21 (h)	16,685	17,283
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (h)	16,440	16,810
5.75% 3/15/23 (h)	5,000	5,165

TOTAL TECHNOLOGY		45,511

Telecommunications - 0.7%
Altice Financing SA 7.5% 5/15/26 (h)	19,200	19,944
Intelsat Jackson Holdings SA 8% 2/15/24 (h)	14,100	14,805
SFR Group SA:
6% 5/15/22 (h)	2,550	2,489
6.25% 5/15/24 (h)	10,905	10,428
7.375% 5/1/26 (h)	18,755	18,474
Sprint Capital Corp. 6.9% 5/1/19	5,000	5,213
Sprint Communications, Inc. 9% 11/15/18 (h)	3,000	3,137

TOTAL TELECOMMUNICATIONS		74,490

TOTAL NONCONVERTIBLE BONDS
(Cost $605,105)		608,108
	Shares	Value (000s)

Common Stocks - 0.4%
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (j)	28,882	2
ION Media Networks, Inc. (f)(j)	2,842	2,669

TOTAL BROADCASTING		2,671

Chemicals - 0.3%
LyondellBasell Industries NV Class A	245,943	29,474
Homebuilders/Real Estate - 0.0%
Five Point Holdings LLC Class A (j)	45,793	632
Metals/Mining - 0.1%
Warrior Metropolitan Coal, Inc.	496,683	13,892
Telecommunications - 0.0%
Consolidated Communications Holdings, Inc.	25,029	312
Utilities - 0.0%
Calpine Corp. (j)	20,715	313
TOTAL COMMON STOCKS
(Cost $82,501)		47,294

Money Market Funds - 8.5%
Fidelity Cash Central Fund, 1.39% (k)
(Cost $933,415)	933,376,480	933,563
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $11,199,624)		11,174,764
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(242,657)
NET ASSETS - 100%		$10,932,107

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $2,661,000 and $2,682,000, respectively.

 (f) Level 3 security

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $366,049,000 or 3.3% of net assets.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Non-income producing

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2,839
Total	$2,839

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,671	$2	$--	$2,669
Energy	13,892	13,892	--	--
Materials	29,474	29,474	--	--
Real Estate	632	632	--	--
Telecommunication Services	312	312	--	--
Utilities	313	313	--	--
Bank Loan Obligations	9,585,799	--	9,572,221	13,578
Corporate Bonds	608,108	--	608,108	--
Money Market Funds	933,563	933,563	--	--
Total Investments in Securities:	$11,174,764	$978,188	$10,180,329	$16,247

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® High Income Advantage Fund

January 31, 2018

HY-QTLY-0318
1.813043.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 67.4%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.3%
Bombardier, Inc. 7.5% 12/1/24 (a)	$1,840	$1,934
DAE Funding LLC:
4.5% 8/1/22 (a)	1,410	1,403
5% 8/1/24 (a)	1,940	1,925

TOTAL AEROSPACE		5,262

Air Transportation - 0.1%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	345	364
6.125% 4/29/18	670	676

TOTAL AIR TRANSPORTATION		1,040

Automotive & Auto Parts - 0.5%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	3,090	3,198
Jaguar Land Rover PLC 4.5% 10/1/27 (a)	5,790	5,703

TOTAL AUTOMOTIVE & AUTO PARTS		8,901

Banks & Thrifts - 2.4%
Ally Financial, Inc.:
5.75% 11/20/25	2,310	2,472
8% 12/31/18	6,859	7,142
8% 11/1/31	3,105	3,943
8% 11/1/31	18,362	23,412
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	3,515	3,672
6% 12/19/23	3,605	3,930
Washington Mutual Bank 5.5% 1/15/13 (b)(c)	10,000	1

TOTAL BANKS & THRIFTS		44,572

Broadcasting - 0.2%
Sirius XM Radio, Inc. 5% 8/1/27 (a)	3,200	3,176
Building Materials - 0.3%
BMC East LLC 5.5% 10/1/24 (a)	1,440	1,490
Builders FirstSource, Inc. 5.625% 9/1/24 (a)	3,560	3,725
HMAN Finance Sub Corp. 6.375% 7/15/22 (a)	900	889

TOTAL BUILDING MATERIALS		6,104

Cable/Satellite TV - 5.1%
Altice SA:
7.625% 2/15/25 (a)	12,590	11,551
7.75% 5/15/22 (a)	10,575	10,152
Altice U.S. Finance SA 7.75% 7/15/25 (a)	1,260	1,370
Cable One, Inc. 5.75% 6/15/22 (a)	1,390	1,432
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	2,550	2,599
5.125% 5/1/27 (a)	16,845	16,407
5.5% 5/1/26 (a)	2,940	2,999
5.75% 1/15/24	5,335	5,495
5.75% 2/15/26 (a)	1,770	1,832
5.875% 5/1/27 (a)	5,245	5,402
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (a)	3,685	3,699
CSC Holdings LLC 5.375% 2/1/28 (a)	2,655	2,648
CSC Holdings, Inc. 5.5% 4/15/27 (a)	9,215	9,330
DISH DBS Corp.:
5% 3/15/23	4,695	4,403
5.875% 7/15/22	4,240	4,219
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,705	1,692
6% 1/15/27 (a)	3,575	3,521
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	7,375	7,320

TOTAL CABLE/SATELLITE TV		96,071

Chemicals - 2.7%
CF Industries Holdings, Inc.:
4.95% 6/1/43	7,230	6,733
5.15% 3/15/34	3,625	3,657
5.375% 3/15/44	2,750	2,688
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	3,065	3,180
Momentive Performance Materials, Inc. 3.88% 10/24/21	5,545	5,792
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (b)(c)	4,120	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	2,140	2,153
5.25% 6/1/27 (a)	2,170	2,165
Olin Corp. 5% 2/1/30	1,555	1,557
Platform Specialty Products Corp.:
5.875% 12/1/25 (a)	1,930	1,961
6.5% 2/1/22 (a)	5,550	5,725
The Chemours Co. LLC:
5.375% 5/15/27	835	864
6.625% 5/15/23	1,495	1,573
7% 5/15/25	975	1,065
TPC Group, Inc. 8.75% 12/15/20 (a)	9,385	9,502
Tronox Finance PLC 5.75% 10/1/25 (a)	870	890

TOTAL CHEMICALS		49,505

Containers - 0.8%
ARD Finance SA 7.125% 9/15/23 pay-in-kind (d)	1,690	1,758
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7.25% 5/15/24 (a)	3,785	4,068
Berry Global, Inc. 4.5% 2/15/26 (a)	4,575	4,562
Plastipak Holdings, Inc. 6.25% 10/15/25 (a)	555	576
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	2,384	2,423
7% 7/15/24 (a)	1,025	1,090

TOTAL CONTAINERS		14,477

Diversified Financial Services - 3.9%
Aircastle Ltd. 4.625% 12/15/18	1,625	1,647
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	3,685	3,906
CIT Group, Inc. 5.375% 5/15/20	285	299
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26(a)	3,410	3,436
Exela International LLC/Exela Financial, Inc. 10% 7/15/23 (a)	2,100	2,074
FLY Leasing Ltd. 5.25% 10/15/24	1,495	1,502
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (a)	1,315	1,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	5,683	5,790
6.25% 2/1/22 (a)	2,525	2,601
6.25% 2/1/22	1,000	1,030
6.375% 12/15/25 (a)	5,050	5,138
6.75% 2/1/24	1,810	1,882
MSCI, Inc. 5.75% 8/15/25 (a)	1,345	1,426
Navient Corp.:
5.875% 10/25/24	3,375	3,389
7.25% 9/25/23	1,775	1,913
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. 6.75% 6/15/22 (a)	1,240	1,302
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	18,565	20,538
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	690	674
6.875% 2/15/23 (a)	655	658
SLM Corp.:
5.5% 1/25/23	3,495	3,508
6.125% 3/25/24	4,270	4,355
8% 3/25/20	4,700	5,080

TOTAL DIVERSIFIED FINANCIAL SERVICES		73,548

Diversified Media - 0.8%
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625% 3/15/20	900	887
7.625% 3/15/20	2,060	2,045
E.W. Scripps Co. 5.125% 5/15/25 (a)	510	504
Liberty Media Corp.:
8.25% 2/1/30	469	515
8.5% 7/15/29	529	590
MDC Partners, Inc. 6.5% 5/1/24 (a)	4,038	4,068
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	1,220	1,240
Viacom, Inc.:
5.875% 2/28/57 (d)	1,755	1,782
6.25% 2/28/57 (d)	2,380	2,454

TOTAL DIVERSIFIED MEDIA		14,085

Energy - 11.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	820	845
Antero Resources Corp.:
5.125% 12/1/22	1,935	1,977
5.625% 6/1/23 (Reg. S)	2,580	2,670
Antero Resources Finance Corp. 5.375% 11/1/21	4,500	4,607
Calfrac Holdings LP 7.5% 12/1/20 (a)	4,460	4,415
California Resources Corp. 8% 12/15/22 (a)	12,500	10,461
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	440	454
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	2,085	2,153
5.875% 3/31/25	2,610	2,812
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 4.9702% 4/15/19 (d)(e)	2,250	2,239
4.875% 4/15/22	5,580	5,301
5.75% 3/15/23	1,890	1,767
8% 12/15/22 (a)	3,301	3,540
8% 1/15/25 (a)	10,435	10,539
8% 6/15/27 (a)	14,705	14,558
Citgo Holding, Inc. 10.75% 2/15/20 (a)	3,525	3,772
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (a)(d)(e)	3,835	3,823
6.875% 6/15/25 (a)	5,350	5,658
Continental Resources, Inc. 4.375% 1/15/28 (a)	2,260	2,252
Covey Park Energy LLC 7.5% 5/15/25 (a)	2,385	2,516
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,775	1,850
DCP Midstream LLC 5.85% 5/21/43 (a)(d)	160	154
Denbury Resources, Inc. 4.625% 7/15/23	4,395	3,186
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	800	810
5.75% 1/30/28 (a)	805	819
Ensco PLC:
4.5% 10/1/24	3,930	3,369
5.2% 3/15/25	760	661
7.75% 2/1/26	2,045	2,033
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	1,170	1,231
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	495	501
6% 10/1/22	3,870	3,928
FTS International, Inc. 6.25% 5/1/22	5,060	5,111
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,390	2,426
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,085	2,095
5.75% 10/1/25 (a)	10,085	10,388
Jonah Energy LLC 7.25% 10/15/25 (a)	2,590	2,613
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,265	1,271
4.5% 9/15/27 (a)	880	868
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	485	490
4.875% 8/15/27 (a)	485	498
Noble Holding International Ltd.:
6.05% 3/1/41	95	66
6.2% 8/1/40	2,660	1,915
7.75% 1/15/24	4,080	3,784
7.875% 2/1/26 (a)	1,795	1,829
NuStar Logistics LP 5.625% 4/28/27	985	1,030
Oasis Petroleum, Inc. 6.875% 3/15/22	905	932
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)(b)	3,755	2,178
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (a)	925	950
6.25% 6/1/24 (a)	4,520	4,769
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	3,520	3,696
7.25% 6/15/25	2,125	2,238
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (a)	3,315	3,448
Peabody Securities Finance Corp.:
6% 3/31/22 (a)	610	634
6.375% 3/31/25 (a)	755	793
Pride International, Inc. 7.875% 8/15/40	2,715	2,410
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	1,125	1,136
SemGroup Corp. 7.25% 3/15/26 (a)	4,510	4,668
SESI LLC 7.75% 9/15/24 (a)	1,160	1,247
SM Energy Co.:
5% 1/15/24	1,730	1,687
5.625% 6/1/25	2,565	2,539
6.125% 11/15/22	2,625	2,727
6.5% 11/15/21	800	817
6.5% 1/1/23	95	97
6.75% 9/15/26	845	881
Southwestern Energy Co.:
7.5% 4/1/26	1,730	1,810
7.75% 10/1/27	1,285	1,333
Src Energy, Inc. 6.25% 12/1/25 (a)	1,150	1,185
Summit Midstream Holdings LLC:
5.5% 8/15/22	1,520	1,535
5.75% 4/15/25	1,435	1,446
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (a)	2,080	2,119
5.5% 2/15/26 (a)	1,770	1,807
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25	1,070	1,078
5.375% 2/1/27	1,070	1,089
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,916	5,088
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	965	955
5% 1/31/28 (a)	965	952
6.625% 6/15/25 (a)(d)	1,480	1,615
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,310	1,420
Trinidad Drilling Ltd. 6.625% 2/15/25 (a)	830	813
Ultra Resources, Inc.:
6.875% 4/15/22 (a)	1,725	1,725
7.125% 4/15/25 (a)	1,295	1,293
Whiting Petroleum Corp. 6.625% 1/15/26 (a)	1,285	1,316
WPX Energy, Inc.:
7.5% 8/1/20	1,179	1,273
8.25% 8/1/23	1,645	1,888

TOTAL ENERGY		208,872

Entertainment/Film - 0.6%
AMC Entertainment Holdings, Inc. 6.125% 5/15/27	1,405	1,372
Livent, Inc. yankee 9.375% 10/15/04 (b)(c)	11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (a)	1,425	1,426
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(d)	9,050	8,778

TOTAL ENTERTAINMENT/FILM		11,576

Environmental - 0.6%
Covanta Holding Corp.:
5.875% 3/1/24	4,680	4,750
6.375% 10/1/22	4,000	4,095
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,455	1,513
Waste Pro U.S.A., Inc. 5.5% 2/15/26	655	666

TOTAL ENVIRONMENTAL		11,024

Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,420	2,160
6.625% 6/15/24	930	884
Albertsons, Inc.:
6.625% 6/1/28	2,415	1,938
7.45% 8/1/29	220	194
BI-LO LLC/BI-LO Finance Corp.:
9.25% 2/15/19 (a)	2,606	2,570
9.375% 9/15/18 pay-in-kind (a)(d)	2,879	1,195
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	165	158
Rite Aid Corp.:
6.875% 12/15/28 (a)(d)	5,785	4,686
7.7% 2/15/27	2,715	2,396
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	4,395	2,582

TOTAL FOOD & DRUG RETAIL		18,763

Food/Beverage/Tobacco - 2.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,290	1,206
Darling International, Inc. 5.375% 1/15/22	1,280	1,310
ESAL GmbH 6.25% 2/5/23 (a)	3,315	3,216
JBS Investments GmbH:
7.25% 4/3/24 (a)	3,690	3,699
7.75% 10/28/20 (a)	4,850	4,983
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	3,150	3,119
5.875% 7/15/24 (a)	2,585	2,591
Minerva Luxembourg SA 6.5% 9/20/26 (a)	2,215	2,231
Pilgrim's Pride Corp.:
5.75% 3/15/25 (a)	625	631
5.875% 9/30/27 (a)	1,110	1,113
Post Holdings, Inc.:
5.625% 1/15/28 (a)	2,640	2,631
5.75% 3/1/27 (a)	4,735	4,765
Vector Group Ltd. 6.125% 2/1/25 (a)	4,850	5,032

TOTAL FOOD/BEVERAGE/TOBACCO		36,527

Gaming - 1.5%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	5,530	5,489
Eldorado Resorts, Inc. 6% 4/1/25	1,970	2,056
MGM Mirage, Inc. 8.625% 2/1/19	5,000	5,263
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	415	430
Scientific Games Corp.:
5% 10/15/25 (a)	550	551
7% 1/1/22 (a)	1,445	1,524
10% 12/1/22	5,980	6,556
Station Casinos LLC 5% 10/1/25 (a)	2,400	2,421
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,390	1,376
5.5% 10/1/27 (a)	1,710	1,706

TOTAL GAMING		27,372

Healthcare - 7.4%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	625	625
Community Health Systems, Inc.:
5.125% 8/1/21	2,535	2,364
6.25% 3/31/23	7,750	7,169
6.875% 2/1/22	9,725	6,935
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	3,020	3,058
HCA Holdings, Inc.:
5.375% 2/1/25	4,375	4,468
5.875% 2/15/26	2,290	2,396
7.5% 2/15/22	5,095	5,719
HealthSouth Corp.:
5.75% 11/1/24	1,570	1,601
5.75% 9/15/25	400	414
Hologic, Inc.:
4.375% 10/15/25 (a)	1,860	1,860
4.625% 2/1/28 (a)	645	645
IMS Health, Inc. 5% 10/15/26 (a)	1,125	1,146
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(d)	3,510	3,655
Teleflex, Inc. 4.625% 11/15/27	765	761
Tenet Healthcare Corp.:
4.375% 10/1/21	3,350	3,350
4.625% 7/15/24 (a)	5,035	4,947
6.75% 2/1/20	1,800	1,838
6.75% 6/15/23	17,610	17,368
7.5% 1/1/22 (a)	1,220	1,291
8.125% 4/1/22	8,975	9,261
THC Escrow Corp. III 5.125% 5/1/25 (a)	6,430	6,342
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	9,510	9,451
5.5% 3/1/23 (a)	4,720	4,223
5.875% 5/15/23 (a)	20,325	18,353
6.125% 4/15/25 (a)	5,110	4,574
7% 3/15/24 (a)	3,215	3,419
7.25% 7/15/22 (a)	315	312
7.5% 7/15/21 (a)	4,510	4,527
9% 12/15/25 (a)	2,040	2,095
Vizient, Inc. 10.375% 3/1/24 (a)	2,275	2,565
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,570	1,639

TOTAL HEALTHCARE		138,371

Homebuilders/Real Estate - 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	1,290	1,341
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (a)	470	496
6.5% 12/15/20 (a)	1,840	1,877
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (a)	1,570	1,617
6.125% 4/1/25 (a)	1,150	1,199
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	2,150	2,295
William Lyon Homes, Inc. 5.875% 1/31/25	1,260	1,288

TOTAL HOMEBUILDERS/REAL ESTATE		10,113

Insurance - 0.5%
Acrisure LLC 7% 11/15/25 (a)	2,770	2,756
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	570	601
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (a)	2,765	2,876
Hub Holdings LLC/Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (a)(d)	1,220	1,220
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	2,355	2,426

TOTAL INSURANCE		9,879

Leisure - 0.7%
Mattel, Inc. 6.75% 12/31/25 (a)	7,015	7,103
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	1,400	1,439
7.25% 11/30/21 (a)	3,645	3,845
Voc Escrow Ltd. 5% 2/15/28 (a)	1,625	1,621

TOTAL LEISURE		14,008

Metals/Mining - 1.3%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (b)(c)	1,770	0
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (a)	650	676
Constellium NV 5.875% 2/15/26 (a)	780	796
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	2,665	2,758
7.25% 4/1/23 (a)	1,930	2,043
7.5% 4/1/25 (a)	3,220	3,450
FMG Resources (August 2006) Pty Ltd. 4.75% 5/15/22 (a)	1,330	1,350
Freeport-McMoRan, Inc.:
6.75% 2/1/22	3,407	3,531
6.875% 2/15/23	7,290	8,001
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (a)	1,200	1,361
Murray Energy Corp. 11.25% 4/15/21 (a)	1,145	618

TOTAL METALS/MINING		24,584

Paper - 0.1%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	940	965
Publishing/Printing - 1.0%
Cengage Learning, Inc. 9.5% 6/15/24 (a)	6,325	5,993
Clear Channel International BV 8.75% 12/15/20 (a)	505	530
Harland Clarke Holdings Corp. 8.375% 8/15/22 (a)	1,355	1,413
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (a)	6,020	5,915
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(d)	5,730	5,709

TOTAL PUBLISHING/PRINTING		19,560

Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (a)	3,545	3,549
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	3,340	3,453
8.75% 10/1/25 (a)	1,630	1,740
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (a)	1,530	1,519

TOTAL RESTAURANTS		10,261

Services - 4.1%
APX Group, Inc.:
6.375% 12/1/19	2,336	2,371
7.625% 9/1/23	6,790	7,299
7.875% 12/1/22	15,535	16,661
8.75% 12/1/20	27,443	27,958
Aramark Services, Inc. 5% 2/1/28 (a)	3,170	3,216
Avantor, Inc. 6% 10/1/24 (a)	2,750	2,774
Blueline Rental Finance Corp./Blueline Rental LLC 9.25% 3/15/24 (a)	1,070	1,164
IHS Markit Ltd. 4% 3/1/26 (a)	825	801
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (a)	2,095	1,886
Laureate Education, Inc. 8.25% 5/1/25 (a)	5,640	6,049
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	5,283	5,006
United Rentals North America, Inc. 5.5% 5/15/27	1,355	1,423

TOTAL SERVICES		76,608

Steel - 0.6%
ArcelorMittal SA:
7.25% 3/1/41 (d)	75	95
7.5% 10/15/39 (d)	3,113	4,016
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	1,495	1,603
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (a)	5,055	4,948

TOTAL STEEL		10,662

Super Retail - 0.3%
Netflix, Inc.:
4.375% 11/15/26	3,540	3,459
4.875% 4/15/28 (a)	2,060	2,045

TOTAL SUPER RETAIL		5,504

Technology - 3.5%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (a)	10,620	11,563
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	4,345	4,504
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.875% 6/15/21 (a)	1,930	1,999
7.125% 6/15/24 (a)	1,880	2,054
EIG Investors Corp. 10.875% 2/1/24	3,405	3,780
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	2,625	2,809
Entegris, Inc. 4.625% 2/10/26 (a)	2,080	2,088
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	4,680	4,978
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	1,320	1,396
Match Group, Inc. 5% 12/15/27 (a)	1,485	1,489
Micron Technology, Inc.:
5.25% 1/15/24 (a)	3,480	3,619
5.5% 2/1/25	1,590	1,668
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	5,815	6,520
TTM Technologies, Inc. 5.625% 10/1/25 (a)	640	658
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (a)	11,650	11,854
Western Digital Corp. 10.5% 4/1/24	3,040	3,555

TOTAL TECHNOLOGY		64,534

Telecommunications - 5.8%
Altice Financing SA 7.5% 5/15/26 (a)	4,005	4,160
Altice Finco SA:
7.625% 2/15/25 (a)	4,995	4,983
8.125% 1/15/24 (a)	810	834
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (a)	2,015	2,123
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,295	1,321
5.375% 3/15/27	1,070	1,113
Equinix, Inc. 5.375% 5/15/27	1,575	1,654
Frontier Communications Corp. 11% 9/15/25	7,060	5,524
GCI, Inc. 6.875% 4/15/25	2,080	2,215
Intelsat Jackson Holdings SA 8% 2/15/24 (a)	8,435	8,857
Level 3 Financing, Inc. 6.125% 1/15/21	2,395	2,431
Neptune Finco Corp.:
10.125% 1/15/23 (a)	8,210	9,262
10.875% 10/15/25 (a)	5,445	6,485
Sable International Finance Ltd. 6.875% 8/1/22 (a)	2,415	2,545
SFR Group SA:
6% 5/15/22 (a)	3,933	3,838
6.25% 5/15/24 (a)	1,150	1,100
7.375% 5/1/26 (a)	3,100	3,054
Sprint Capital Corp. 8.75% 3/15/32	5,380	6,362
Sprint Communications, Inc.:
6% 11/15/22	9,884	9,847
9% 11/15/18 (a)	5,500	5,751
Sprint Corp.:
7.125% 6/15/24	4,195	4,253
7.625% 2/15/25	825	856
7.875% 9/15/23	8,400	8,873
T-Mobile U.S.A., Inc. 6.836% 4/28/23	480	501
Wind Tre SpA 5% 1/20/26 (a)	3,195	2,900
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	4,400	4,472
6% 4/1/23	3,795	3,971

TOTAL TELECOMMUNICATIONS		109,285

Transportation Ex Air/Rail - 1.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	5,575	4,753
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	7,435	6,115
11.25% 8/15/22 (a)	3,155	3,194
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	2,085	2,028
Teekay Corp. 8.5% 1/15/20	6,825	7,102

TOTAL TRANSPORTATION EX AIR/RAIL		23,192

Utilities - 5.9%
Calpine Corp.:
5.375% 1/15/23	2,615	2,582
5.75% 1/15/25	1,120	1,061
Dynegy, Inc.:
5.875% 6/1/23	2,830	2,894
7.375% 11/1/22	7,415	7,833
7.625% 11/1/24	11,430	12,349
8.125% 1/30/26 (a)	6,705	7,394
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (b)	12,601	18,272
12.25% 3/1/22 (a)(b)(d)	23,101	35,741
InterGen NV 7% 6/30/23 (a)	16,157	16,076
NRG Energy, Inc. 5.75% 1/15/28 (a)	2,085	2,085
Pattern Energy Group, Inc. 5.875% 2/1/24 (a)	965	1,016
Talen Energy Supply LLC 6.5% 6/1/25	1,305	1,086
The AES Corp. 5.125% 9/1/27	1,500	1,571

TOTAL UTILITIES		109,960

TOTAL NONCONVERTIBLE BONDS
(Cost $1,225,202)		1,258,361
	Shares	Value (000s)

Common Stocks - 19.5%
Air Transportation - 0.5%
Air Canada (f)	193,100	3,754
Delta Air Lines, Inc.	100,000	5,677

TOTAL AIR TRANSPORTATION		9,431

Automotive & Auto Parts - 0.9%
Allison Transmission Holdings, Inc.	166,200	7,353
Fiat Chrysler Automobiles NV	206,200	4,984
General Motors Co.	70,361	2,984
General Motors Co. warrants 7/10/19 (f)	11,706	289
Motors Liquidation Co. GUC Trust (f)	39,254	357
UC Holdings, Inc. (c)	29,835	822

TOTAL AUTOMOTIVE & AUTO PARTS		16,789

Banks & Thrifts - 0.7%
Bank of America Corp.	302,100	9,667
Wells Fargo & Co.	51,500	3,388
WMI Holdings Corp. (f)	17,605	17

TOTAL BANKS & THRIFTS		13,072

Broadcasting - 1.6%
AMC Networks, Inc. Class A (f)	99,600	5,138
DISH Network Corp. Class A (f)	59,900	2,809
Gray Television, Inc. (f)	594,070	9,713
Nexstar Broadcasting Group, Inc. Class A	122,000	9,162
Sinclair Broadcast Group, Inc. Class A	100,000	3,710

TOTAL BROADCASTING		30,532

Cable/Satellite TV - 0.4%
Charter Communications, Inc. Class A (f)	20,048	7,563
Chemicals - 1.5%
LyondellBasell Industries NV Class A	57,795	6,926
Platform Specialty Products Corp. (f)	825,030	9,661
The Chemours Co. LLC	159,700	8,244
Tronox Ltd. Class A	161,543	3,171

TOTAL CHEMICALS		28,002

Consumer Products - 0.7%
Newell Brands, Inc.	136,100	3,598
Spectrum Brands Holdings, Inc. (g)	81,100	9,607

TOTAL CONSUMER PRODUCTS		13,205

Containers - 0.3%
Graphic Packaging Holding Co.	319,774	5,164
Diversified Financial Services - 0.4%
The Blackstone Group LP	221,900	8,110
Diversified Media - 0.1%
MDC Partners, Inc. Class A (f)	175,000	1,575
Electric Utilities No Longer Use - 0.1%
NRG Energy, Inc.	45,616	1,186
Energy - 1.2%
Baker Hughes, a GE Co. Class A	140,300	4,511
Contura Energy, Inc.	17	1
Contura Energy, Inc. warrants 7/26/23 (f)	354	10
Diamondback Energy, Inc. (f)	43,500	5,459
Forbes Energy Services Ltd.	65,062	755
GulfMark Offshore, Inc.:
warrants 10/21/42 (f)	12,651	360
warrants 10/21/42 (f)	36,326	1,035
Pioneer Natural Resources Co.	27,500	5,030
SM Energy Co.	150,700	3,519
Southwestern Energy Co. (f)	548,332	2,325

TOTAL ENERGY		23,005

Food/Beverage/Tobacco - 0.3%
Darling International, Inc. (f)	272,100	5,045
Gaming - 2.9%
Boyd Gaming Corp.	282,300	11,142
Caesars Entertainment Corp. (f)	143,200	1,998
Eldorado Resorts, Inc. (f)	286,200	9,888
Golden Entertainment, Inc. (f)	4,500	141
Melco Crown Entertainment Ltd. sponsored ADR	208,600	6,212
MGM Mirage, Inc.	243,800	8,887
Penn National Gaming, Inc. (f)	284,600	9,082
Red Rock Resorts, Inc.	210,885	7,324

TOTAL GAMING		54,674

Healthcare - 1.3%
Boston Scientific Corp. (f)	210,300	5,880
HCA Holdings, Inc.	51,300	5,190
Jazz Pharmaceuticals PLC (f)	62,000	9,036
Legend Acquisition, Inc. (c)(f)	18,796	461
Tenet Healthcare Corp. (f)(g)	187,300	3,536

TOTAL HEALTHCARE		24,103

Homebuilders/Real Estate - 0.4%
Lennar Corp.:
Class A	106,287	6,660
Class B	2,415	122

TOTAL HOMEBUILDERS/REAL ESTATE		6,782

Metals/Mining - 0.0%
Alpha Natural Resources Holdings, Inc. (f)	3,065	18
ANR, Inc. (f)	3,065	67
Warrior Metropolitan Coal, Inc.	17,041	477

TOTAL METALS/MINING		562

Services - 0.9%
HD Supply Holdings, Inc. (f)	237,400	9,232
United Rentals, Inc. (f)	41,700	7,552
WP Rocket Holdings, Inc. (c)(f)(h)	8,700,771	0

TOTAL SERVICES		16,784

Super Retail - 0.0%
Arena Brands Holding Corp. Class B (c)(f)(h)	42,253	135
Technology - 4.0%
ADT, Inc. (f)	321,600	4,014
Alphabet, Inc. Class A (f)	6,500	7,684
CDW Corp.	84,700	6,335
Dell Technologies, Inc. (f)	71,100	5,098
Facebook, Inc. Class A (f)	39,594	7,400
First Data Corp. Class A (f)	390,000	6,903
Micron Technology, Inc. (f)	115,200	5,037
ON Semiconductor Corp. (f)	300,000	7,422
Presidio, Inc.	379,844	6,955
Qorvo, Inc. (f)	85,600	6,144
Skyworks Solutions, Inc.	82,100	7,981
VeriSign, Inc. (f)(g)	24,600	2,827

TOTAL TECHNOLOGY		73,800

Telecommunications - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (f)	32,200	6,578
Altice U.S.A., Inc. Class A (g)	289,400	6,213
Pendrell Corp. (c)	37	20
T-Mobile U.S., Inc. (f)	121,700	7,923

TOTAL TELECOMMUNICATIONS		20,734

Utilities - 0.2%
Dynegy, Inc. (f)	178,500	2,235
The AES Corp.	198,300	2,292

TOTAL UTILITIES		4,527

TOTAL COMMON STOCKS
(Cost $289,008)		364,780

Convertible Preferred Stocks - 0.6%
Healthcare - 0.4%
Allergan PLC 5.50%	10,200	6,607
Teva Pharmaceutical Industries Ltd. 7.00%	3,550	1,346

TOTAL HEALTHCARE		7,953

Utilities - 0.2%
Dynegy, Inc. 7.00%	45,600	3,778
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $17,163)		11,731
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 3.5%
Cable/Satellite TV - 0.3%
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.7202% 1/31/26 (d)(e)	4,833	4,648
Chemicals - 0.0%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (d)(e)	224	226
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (d)(e)	516	521

TOTAL CHEMICALS		747

Energy - 1.2%
American Energy-Marcellus LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.3387% 8/4/20 (b)(d)(e)	1,521	996
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.9362% 12/31/21 (d)(e)	7,005	7,933
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3061% 12/31/22 (d)(e)	4,425	4,503
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (d)(e)	2,295	2,286
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (c)(d)	652	657
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3235% 4/16/21 (d)(e)	585	584
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.5595% 3/1/24 (d)(e)	1,800	1,804
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6/3/18 (b)(e)	564	243
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 2/21/21 (d)(e)	3,009	2,641

TOTAL ENERGY		21,647

Healthcare - 0.3%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.6934% 12/31/23 (d)(e)	2,935	2,942
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.9434% 12/31/22 (d)(e)	3,524	3,525

TOTAL HEALTHCARE		6,467

Homebuilders/Real Estate - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.0223% 11/4/22 (d)(e)	77	76
Leisure - 0.0%
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 7/31/24 (d)(e)	55	55
Publishing/Printing - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.8095% 6/7/23 (d)(e)	2,300	2,230
Services - 0.1%
KUEHG Corp. Tranche B, term loan 3 month U.S. LIBOR + 8.250% 9.9434% 8/22/25 (d)(e)	2,615	2,641
Super Retail - 0.4%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.5669% 9/25/24 (d)(e)	6,618	6,652
Technology - 0.5%
Kronos, Inc. term loan 3 month U.S. LIBOR + 8.250% 9.6268% 11/1/24(d)(e)	3,650	3,796
Mcafee LLC Tranche B, term loan 3 month U.S. LIBOR + 8.500% 10.0669% 9/29/25 (d)(e)	1,865	1,874
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 4/9/21 (d)(e)	279	281
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.6934% 4/9/22 (d)(e)	3,165	3,169

TOTAL TECHNOLOGY		9,120

Telecommunications - 0.6%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.2123% 11/27/23 (d)(e)	11,065	10,972
TOTAL BANK LOAN OBLIGATIONS
(Cost $64,006)		65,255

Preferred Securities - 2.5%
Banks & Thrifts - 2.5%
Bank of America Corp. 6.1% (d)(i)	2,590	2,854
Barclays Bank PLC 7.625% 11/21/22	10,205	11,712
Citigroup, Inc. 5.35% (d)(i)	12,655	12,975
Credit Agricole SA:
6.625% (a)(d)(i)	4,590	4,788
7.875% (a)(d)(i)	2,365	2,707
8.125% (a)(d)(i)	6,230	7,515
Goldman Sachs Group, Inc. 5.375% (d)(i)	4,045	4,226
TOTAL PREFERRED SECURITIES
(Cost $44,342)		46,777
	Shares	Value (000s)

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 1.39% (j)	97,902,844	97,922
Fidelity Securities Lending Cash Central Fund 1.40% (j)(k)	13,218,368	13,220
TOTAL MONEY MARKET FUNDS
(Cost $111,142)		111,142
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,750,863)		1,858,046
NET OTHER ASSETS (LIABILITIES) - 0.5%		9,999
NET ASSETS - 100%		$1,868,045

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $769,217,000 or 41.2% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $135,000 or 0.0% of net assets.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,521

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$266
Fidelity Securities Lending Cash Central Fund	23
Total	$289

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$113,938	$112,981	$--	$957
Consumer Staples	14,652	14,652	--	--
Energy	23,567	22,172	1,395	--
Financials	21,539	21,539	--	--
Health Care	32,056	23,642	7,953	461
Industrials	33,588	33,568	--	20
Information Technology	80,378	80,378	--	--
Materials	33,166	33,166	--	--
Telecommunication Services	14,136	14,136	--	--
Utilities	9,491	5,713	3,778	--
Corporate Bonds	1,258,361	--	1,258,360	1
Bank Loan Obligations	65,255	--	64,598	657
Preferred Securities	46,777	--	46,777	--
Money Market Funds	111,142	111,142	--	--
Total Investments in Securities:	$1,858,046	$473,089	$1,382,861	$2,096

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® High Income Fund

January 31, 2018

AHI-QTLY-0318
1.813042.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 83.5%
	Principal Amount	Value
Convertible Bonds - 0.7%
Broadcasting - 0.3%
DISH Network Corp.:
2.375% 3/15/24 (a)	$1,150,000	$1,076,085
3.375% 8/15/26	1,160,000	1,231,755
		2,307,840
Utilities - 0.4%
SolarCity Corp. 1.625% 11/1/19	3,060,000	2,868,827

TOTAL CONVERTIBLE BONDS		5,176,667

Nonconvertible Bonds - 82.8%
Aerospace - 1.6%
Bombardier, Inc.:
6.125% 1/15/23 (a)	1,840,000	1,856,100
7.5% 12/1/24 (a)	2,015,000	2,118,269
DAE Funding LLC:
4% 8/1/20 (a)	465,000	465,000
4.5% 8/1/22 (a)	2,100,000	2,089,500
5% 8/1/24 (a)	290,000	287,825
TransDigm, Inc.:
6% 7/15/22	1,140,000	1,169,925
6.375% 6/15/26	800,000	821,000
6.5% 5/15/25	3,390,000	3,483,225
		12,290,844
Air Transportation - 2.1%
Air Canada 7.75% 4/15/21 (a)	395,000	443,881
Allegiant Travel Co. 5.5% 7/15/19	1,610,000	1,650,250
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	840,000	850,500
5.5% 10/1/19 (a)	2,775,000	2,837,438
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	543,257	582,806
6.25% 4/11/20	1,237,401	1,292,342
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	698,166	785,437
U.S. Airways Group, Inc. 6.125% 6/1/18	1,180,000	1,191,328
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,231,613
Series 2013-1 Class B, 5.375% 11/15/21	366,997	383,769
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	641,171	670,024
United Continental Holdings, Inc.:
4.25% 10/1/22	2,995,000	3,009,975
6% 12/1/20	615,000	656,513
		16,585,876
Automotive & Auto Parts - 0.3%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	680,000	703,800
Delphi Technologies PLC 5% 10/1/25 (a)	865,000	862,838
Jaguar Land Rover PLC 4.5% 10/1/27 (a)	575,000	566,375
		2,133,013
Banks & Thrifts - 0.2%
Ally Financial, Inc. 4.25% 4/15/21	1,440,000	1,468,800
Broadcasting - 1.0%
AMC Networks, Inc.:
4.75% 12/15/22	650,000	663,000
4.75% 8/1/25	1,490,000	1,488,138
5% 4/1/24	1,150,000	1,167,250
Gray Television, Inc. 5.875% 7/15/26 (a)	665,000	684,950
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,410,000	2,400,963
5% 8/1/27 (a)	1,570,000	1,558,225
		7,962,526
Building Materials - 0.9%
Building Materials Corp. of America 4.75% 1/15/28 (a)	1,595,000	1,583,038
CEMEX Finance LLC 6% 4/1/24 (a)	1,825,000	1,917,163
CEMEX S.A.B. de CV:
5.7% 1/11/25 (a)	770,000	811,157
7.75% 4/16/26 (a)	1,330,000	1,506,225
HD Supply, Inc. 5.75% 4/15/24 (a)	990,000	1,059,300
		6,876,883
Cable/Satellite TV - 5.8%
Altice SA:
7.625% 2/15/25 (a)	860,000	789,050
7.75% 5/15/22 (a)	6,492,000	6,232,320
Altice U.S. Finance SA 5.5% 5/15/26 (a)	1,945,000	1,988,763
Cablevision Systems Corp. 5.875% 9/15/22	1,195,000	1,206,950
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	2,495,000	2,450,564
5% 2/1/28 (a)	5,580,000	5,398,650
5.125% 2/15/23	555,000	565,753
5.125% 5/1/23 (a)	1,880,000	1,916,425
5.125% 5/1/27 (a)	3,660,000	3,564,913
5.5% 5/1/26 (a)	3,445,000	3,513,900
5.75% 2/15/26 (a)	1,450,000	1,500,750
5.875% 4/1/24 (a)	1,945,000	2,032,525
5.875% 5/1/27 (a)	820,000	844,600
CSC Holdings LLC 5.375% 2/1/28 (a)	1,100,000	1,097,250
CSC Holdings, Inc. 5.5% 4/15/27 (a)	1,575,000	1,594,688
DISH DBS Corp.:
5.875% 11/15/24	1,220,000	1,156,713
7.75% 7/1/26	510,000	524,025
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,140,000	1,168,500
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	595,000	606,722
5.5% 8/15/26 (a)	1,610,000	1,650,749
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,210,000	1,200,550
6% 1/15/27 (a)	2,185,000	2,152,225
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	1,770,000	1,756,725
		44,913,310
Capital Goods - 0.4%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	2,901,000	3,006,161
Chemicals - 3.4%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	750,000	756,939
3.45% 6/1/23	745,000	728,014
4.5% 12/1/26 (a)	540,000	557,734
5.15% 3/15/34	115,000	116,006
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	2,075,000	2,152,813
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	2,045,000	2,162,588
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,520,000	1,529,500
5.25% 6/1/27 (a)	1,385,000	1,381,538
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	2,360,000	2,395,400
Olin Corp.:
5% 2/1/30	645,000	645,806
5.125% 9/15/27	2,240,000	2,329,600
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	2,020,000	2,052,825
TPC Group, Inc. 8.75% 12/15/20 (a)	4,290,000	4,343,625
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,830,000	1,875,201
Tronox Finance PLC 5.75% 10/1/25 (a)	360,000	368,100
Valvoline, Inc. 4.375% 8/15/25	1,515,000	1,509,319
Versum Materials, Inc. 5.5% 9/30/24 (a)	1,060,000	1,123,600
		26,028,608
Containers - 2.7%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (a)(b)	450,000	465,750
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	1,200,000	1,206,924
4.625% 5/15/23 (a)	2,450,000	2,474,500
6% 2/15/25 (a)	3,715,000	3,835,738
7.25% 5/15/24 (a)	865,000	929,616
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,460,000	1,419,850
OI European Group BV 4% 3/15/23 (a)	2,105,000	2,087,897
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	925,000	971,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.2215% 7/15/21 (a)(b)(c)	990,000	1,007,325
5.125% 7/15/23 (a)	2,030,000	2,090,900
5.75% 10/15/20	3,348,267	3,402,676
Silgan Holdings, Inc. 4.75% 3/15/25	1,085,000	1,109,413
		21,001,839
Diversified Financial Services - 4.9%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,135,000	1,203,100
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (a)	1,410,000	1,420,575
FLY Leasing Ltd.:
5.25% 10/15/24	620,000	623,100
6.375% 10/15/21	785,000	818,363
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,260,000	4,339,875
6% 8/1/20	4,120,000	4,216,614
6.25% 2/1/22	3,645,000	3,754,350
6.25% 2/1/22 (a)	2,075,000	2,137,250
6.375% 12/15/25 (a)	1,575,000	1,602,563
6.75% 2/1/24	760,000	790,400
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.37% 12/21/65 (a)(b)(c)	2,555,000	2,497,513
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.62% 12/21/65 (a)(b)(c)	4,420,000	4,348,175
James Hardie International Finance Ltd.:
4.75% 1/15/25 (a)	565,000	572,108
5% 1/15/28 (a)	575,000	580,750
MSCI, Inc.:
4.75% 8/1/26 (a)	1,585,000	1,616,700
5.25% 11/15/24 (a)	1,855,000	1,931,055
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,575,000	1,539,878
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	790,000	772,225
6.875% 2/15/23 (a)	275,000	276,375
SLM Corp. 5.5% 1/25/23	400,000	401,500
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,990,000	2,029,800
		37,472,269
Diversified Media - 0.6%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,210,000	1,194,875
MDC Partners, Inc. 6.5% 5/1/24 (a)	3,040,000	3,062,800
		4,257,675
Energy - 14.3%
Antero Resources Corp.:
5% 3/1/25	2,920,000	2,978,400
5.125% 12/1/22	2,120,000	2,165,601
5.625% 6/1/23 (Reg. S)	690,000	714,150
Antero Resources Finance Corp. 5.375% 11/1/21	510,000	522,113
Calfrac Holdings LP 7.5% 12/1/20 (a)	1,340,000	1,326,600
California Resources Corp. 8% 12/15/22 (a)	2,025,000	1,694,672
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	855,000	882,788
5.875% 3/31/25	2,070,000	2,230,425
7% 6/30/24	1,035,000	1,177,313
Chesapeake Energy Corp.:
4.875% 4/15/22	1,455,000	1,382,250
5.75% 3/15/23	2,205,000	2,061,675
6.125% 2/15/21	811,000	831,275
8% 12/15/22 (a)	2,923,000	3,134,918
8% 1/15/25 (a)	425,000	429,250
8% 6/15/27 (a)	1,325,000	1,311,750
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.3385% 6/15/22 (a)(b)(c)	4,680,000	4,665,517
6.875% 6/15/25 (a)	1,465,000	1,549,238
Continental Resources, Inc.:
3.8% 6/1/24	1,610,000	1,577,800
4.375% 1/15/28 (a)	1,820,000	1,813,448
4.5% 4/15/23	3,250,000	3,290,625
4.9% 6/1/44	510,000	508,725
Covey Park Energy LLC 7.5% 5/15/25 (a)	1,910,000	2,015,050
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	1,355,000	1,399,038
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	3,840,000	3,955,200
Denbury Resources, Inc. 9% 5/15/21 (a)	1,590,000	1,625,775
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	1,145,000	1,213,700
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	335,000	339,188
5.75% 1/30/28 (a)	340,000	345,950
Energy Transfer Equity LP 4.25% 3/15/23	1,515,000	1,522,575
Ensco PLC:
4.5% 10/1/24	1,755,000	1,504,368
5.2% 3/15/25	3,945,000	3,432,150
7.75% 2/1/26	850,000	845,219
8% 1/31/24	1,541,000	1,585,304
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	2,485,000	2,615,463
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	780,000	852,150
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,789,438
6% 10/1/22	965,000	979,475
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (a)	1,535,000	1,536,535
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,525,000	1,536,438
FTS International, Inc.:
3 month U.S. LIBOR + 7.500% 9.0885% 6/15/20 (a)(b)(c)	514,000	521,710
6.25% 5/1/22	680,000	686,800
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	1,005,000	1,020,075
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	1,930,000	1,939,650
5.75% 10/1/25 (a)	1,470,000	1,514,100
Jonah Energy LLC 7.25% 10/15/25 (a)	1,075,000	1,084,406
Nabors Industries, Inc.:
5.5% 1/15/23	1,297,000	1,297,000
5.75% 2/1/25 (a)	2,045,000	2,013,241
Newfield Exploration Co. 5.375% 1/1/26	505,000	533,406
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	525,000	527,625
4.5% 9/15/27 (a)	365,000	359,981
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	350,000	349,563
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	200,000	202,060
4.875% 8/15/27 (a)	200,000	205,500
Noble Holding International Ltd.:
5.25% 3/15/42	765,000	506,813
7.7% 4/1/25 (b)	1,125,000	1,009,688
7.75% 1/15/24	1,731,000	1,605,503
7.875% 2/1/26 (a)	745,000	758,969
NuStar Logistics LP 5.625% 4/28/27	1,640,000	1,715,358
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	265,000	267,650
5.375% 1/15/25 (a)	460,000	464,600
PBF Logistics LP/PBF Logistics Finance, Inc.:
6.875% 5/15/23 (a)	1,200,000	1,248,000
6.875% 5/15/23	1,650,000	1,716,000
Precision Drilling Corp.:
5.25% 11/15/24	510,000	497,250
6.5% 12/15/21	331,000	337,620
7.125% 1/15/26 (a)	635,000	660,400
7.75% 12/15/23	750,000	804,375
Range Resources Corp.:
4.875% 5/15/25	1,190,000	1,155,788
5% 3/15/23	3,845,000	3,835,388
SemGroup Corp. 7.25% 3/15/26 (a)	735,000	760,725
SESI LLC 7.75% 9/15/24 (a)	480,000	516,000
Southwestern Energy Co. 4.1% 3/15/22	600,000	591,000
Summit Midstream Holdings LLC 5.75% 4/15/25	1,285,000	1,294,638
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28 (a)	2,020,000	1,999,800
5.125% 2/1/25	470,000	473,525
5.25% 5/1/23	265,000	270,798
5.375% 2/1/27	470,000	478,225
6.75% 3/15/24	2,005,000	2,140,338
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	405,000	400,950
5% 1/31/28 (a)	405,000	399,431
The Williams Companies, Inc. 3.7% 1/15/23	1,440,000	1,429,200
Whiting Petroleum Corp.:
5.75% 3/15/21	1,455,000	1,505,925
6.625% 1/15/26 (a)	1,100,000	1,126,125
WPX Energy, Inc.:
6% 1/15/22	970,000	1,018,199
7.5% 8/1/20	677,000	731,160
		110,316,107
Entertainment/Film - 0.2%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	1,787,323	1,733,703
Environmental - 0.4%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (a)	315,000	318,150
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	2,683,000	2,790,320
Waste Pro U.S.A., Inc. 5.5% 2/15/26	270,000	274,725
		3,383,195
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	1,120,000	999,600
6.625% 6/15/24	865,000	821,750
Albertsons, Inc.:
6.625% 6/1/28	275,000	220,688
7.45% 8/1/29	250,000	220,000
7.75% 6/15/26	295,000	266,975
8% 5/1/31	1,570,000	1,401,225
8.7% 5/1/30	220,000	206,250
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	85,000	81,175
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	1,120,000	658,000
		4,875,663
Food/Beverage/Tobacco - 1.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,845,000	1,725,075
Cott Holdings, Inc. 5.5% 4/1/25 (a)	775,000	789,531
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	1,525,000	1,547,875
4.875% 11/1/26 (a)	610,000	622,200
Post Holdings, Inc.:
5% 8/15/26 (a)	1,280,000	1,249,600
5.625% 1/15/28 (a)	1,265,000	1,260,699
5.75% 3/1/27 (a)	1,070,000	1,076,688
Vector Group Ltd. 6.125% 2/1/25 (a)	2,960,000	3,071,000
		11,342,668
Gaming - 2.3%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	2,295,000	2,278,040
MCE Finance Ltd. 4.875% 6/6/25 (a)	315,000	314,712
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,135,000	3,095,813
4.5% 1/15/28 (a)	580,000	565,863
Scientific Games Corp.:
5% 10/15/25 (a)(d)	1,215,000	1,218,038
6.625% 5/15/21	4,020,000	4,160,700
7% 1/1/22 (a)	425,000	448,375
Station Casinos LLC 5% 10/1/25 (a)	1,675,000	1,689,656
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,905,000	1,874,044
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	575,000	569,250
5.5% 10/1/27 (a)	1,735,000	1,730,663
		17,945,154
Healthcare - 7.9%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	870,000	826,500
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,010,000	1,010,000
Community Health Systems, Inc.:
5.125% 8/1/21	1,680,000	1,566,600
6.25% 3/31/23	1,840,000	1,702,000
6.875% 2/1/22	6,205,000	4,424,941
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,750,000	1,771,875
HCA Holdings, Inc.:
4.5% 2/15/27	2,615,000	2,605,194
5% 3/15/24	1,915,000	1,996,388
5.25% 6/15/26	2,175,000	2,274,615
HealthSouth Corp.:
5.125% 3/15/23	1,535,000	1,578,824
5.75% 9/15/25	1,265,000	1,307,694
Hologic, Inc.:
4.375% 10/15/25 (a)	395,000	395,000
4.625% 2/1/28 (a)	265,000	265,000
Kindred Healthcare, Inc.:
8% 1/15/20	1,090,000	1,162,894
8.75% 1/15/23	610,000	648,125
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	875,000	866,425
5.25% 8/1/26	1,840,000	1,895,200
6.375% 3/1/24	895,000	954,070
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	560,000	560,000
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(b)	1,480,000	1,541,050
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	505,000	516,363
5.5% 2/1/21	815,000	836,394
Service Corp. International 4.625% 12/15/27	1,575,000	1,561,219
SP Finco LLC 6.75% 7/1/25 (a)	675,000	650,531
Teleflex, Inc.:
4.625% 11/15/27	325,000	323,404
4.875% 6/1/26	2,024,000	2,061,950
Tenet Healthcare Corp.:
4.375% 10/1/21	1,465,000	1,465,000
4.625% 7/15/24 (a)	1,015,000	997,238
6.75% 6/15/23	1,370,000	1,351,163
THC Escrow Corp. III 5.125% 5/1/25 (a)	1,345,000	1,326,506
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	5,405,000	5,371,219
5.5% 11/1/25 (a)	1,140,000	1,151,970
5.625% 12/1/21 (a)	820,000	790,316
5.875% 5/15/23 (a)	6,135,000	5,539,905
6.125% 4/15/25 (a)	4,085,000	3,656,892
6.5% 3/15/22 (a)	1,310,000	1,372,618
9% 12/15/25 (a)	860,000	883,383
Wellcare Health Plans, Inc. 5.25% 4/1/25	1,310,000	1,367,902
		60,576,368
Homebuilders/Real Estate - 3.2%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27 (a)	1,470,000	1,466,325
CalAtlantic Group, Inc.:
5% 6/15/27	1,520,000	1,565,600
5.25% 6/1/26	1,685,000	1,765,038
5.875% 11/15/24	640,000	697,600
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,410,000	1,424,100
Lennar Corp. 4.75% 11/29/27 (a)	1,040,000	1,050,400
M.D.C. Holdings, Inc. 6% 1/15/43	505,000	497,425
M/I Homes, Inc.:
5.625% 8/1/25	415,000	422,263
6.75% 1/15/21	1,850,000	1,914,750
Mattamy Group Corp.:
6.5% 10/1/25 (a)	690,000	727,088
6.875% 12/15/23 (a)	1,760,000	1,861,200
PulteGroup, Inc. 5% 1/15/27	1,035,000	1,075,055
Starwood Property Trust, Inc.:
3.625% 2/1/21 (a)	2,010,000	2,012,452
4.75% 3/15/25 (a)	750,000	740,625
5% 12/15/21	1,565,000	1,630,527
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,075,000	1,093,490
5.875% 4/15/23 (a)	760,000	811,300
Toll Brothers Finance Corp. 4.875% 3/15/27	1,288,000	1,339,520
TRI Pointe Homes, Inc. 5.25% 6/1/27	1,120,000	1,131,200
William Lyon Homes, Inc. 7% 8/15/22	1,395,000	1,443,825
		24,669,783
Hotels - 0.6%
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,845,000	2,831,856
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	990,000	997,920
4.875% 4/1/27	585,000	598,163
		4,427,939
Insurance - 0.1%
Acrisure LLC 7% 11/15/25 (a)	1,165,000	1,159,175
Leisure - 0.6%
Mattel, Inc. 6.75% 12/31/25 (a)	670,000	678,375
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	590,000	606,284
7.25% 11/30/21 (a)	1,335,000	1,408,425
Viking Cruises Ltd. 5.875% 9/15/27 (a)	1,355,000	1,361,775
Voc Escrow Ltd. 5% 2/15/28 (a)	670,000	668,325
		4,723,184
Metals/Mining - 3.2%
ArcelorMittal SA 6.125% 6/1/25	715,000	813,313
Constellium NV 5.875% 2/15/26 (a)	1,165,000	1,188,300
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	1,485,000	1,536,975
7.25% 5/15/22 (a)	809,000	839,338
7.25% 4/1/23 (a)	2,120,000	2,244,550
7.5% 4/1/25 (a)	1,315,000	1,408,760
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,675,000	1,700,125
5.125% 5/15/24 (a)	825,000	834,797
Freeport-McMoRan, Inc.:
3.55% 3/1/22	4,635,000	4,600,238
3.875% 3/15/23	575,000	571,406
4.55% 11/14/24	3,145,000	3,196,106
5.4% 11/14/34	490,000	511,070
5.45% 3/15/43	1,260,000	1,294,650
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	4,005,000	4,195,238
		24,934,866
Publishing/Printing - 0.7%
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	3,465,000	3,452,006
Multi-Color Corp. 4.875% 11/1/25 (a)	1,825,000	1,831,844
		5,283,850
Restaurants - 1.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,180,000	1,159,350
5% 10/15/25 (a)	2,075,000	2,077,594
Golden Nugget, Inc. 6.75% 10/15/24 (a)	3,065,000	3,168,444
KFC Holding Co./Pizza Hut Holding LLC 4.75% 6/1/27 (a)	630,000	625,275
Yum! Brands, Inc. 5.35% 11/1/43	1,260,000	1,171,800
		8,202,463
Services - 3.6%
APX Group, Inc.:
6.375% 12/1/19	2,976,000	3,020,283
7.625% 9/1/23	1,125,000	1,209,375
8.75% 12/1/20	7,465,000	7,604,969
Aramark Services, Inc.:
4.75% 6/1/26	3,135,000	3,154,594
5% 2/1/28 (a)	1,320,000	1,338,975
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	590,000	584,100
4.375% 8/15/27 (a)	620,000	615,350
Avantor, Inc.:
6% 10/1/24 (a)	1,140,000	1,149,975
9% 10/1/25 (a)	2,070,000	2,051,888
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,525,000	1,586,000
CDK Global, Inc. 4.875% 6/1/27 (a)	715,000	716,144
Hertz Corp. 7.625% 6/1/22 (a)	1,205,000	1,259,225
IHS Markit Ltd. 4% 3/1/26 (a)	345,000	335,081
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,860,000	1,994,850
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,625,000	1,539,688
		28,160,497
Steel - 1.6%
ArcelorMittal SA 7.5% 10/15/39 (b)	715,000	922,350
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	625,000	670,313
Cliffs Natural Resources, Inc.:
4.875% 1/15/24 (a)	1,575,000	1,567,125
5.75% 3/1/25 (a)	1,860,000	1,820,475
Commercial Metals Co. 5.375% 7/15/27	2,560,000	2,630,400
Steel Dynamics, Inc.:
4.125% 9/15/25	1,650,000	1,633,005
5.125% 10/1/21	3,155,000	3,233,875
		12,477,543
Super Retail - 0.7%
JC Penney Corp., Inc. 7.4% 4/1/37	1,850,000	1,332,000
Netflix, Inc.:
4.375% 11/15/26	2,245,000	2,193,792
4.875% 4/15/28 (a)	1,825,000	1,811,313
		5,337,105
Technology - 4.2%
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	175,000	181,407
EMC Corp. 2.65% 6/1/20	2,465,000	2,427,888
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	495,000	529,650
Gartner, Inc. 5.125% 4/1/25 (a)	525,000	545,843
Micron Technology, Inc.:
5.25% 1/15/24 (a)	1,045,000	1,086,800
5.5% 2/1/25	735,000	770,831
5.625% 1/15/26 (a)	1,140,000	1,199,850
Nuance Communications, Inc. 5.375% 8/15/20 (a)	1,566,000	1,577,745
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	2,515,000	2,537,006
4.125% 6/1/21 (a)	4,930,000	5,040,925
4.625% 6/1/23 (a)	2,270,000	2,367,156
Open Text Corp. 5.875% 6/1/26 (a)	4,285,000	4,509,963
Qorvo, Inc. 6.75% 12/1/23	2,735,000	2,912,775
Sensata Technologies BV 5% 10/1/25 (a)	3,030,000	3,143,625
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	465,000	499,875
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,455,000	2,752,669
Symantec Corp. 5% 4/15/25 (a)	295,000	300,850
		32,384,858
Telecommunications - 6.0%
Altice Financing SA:
6.625% 2/15/23 (a)	2,410,000	2,441,089
7.5% 5/15/26 (a)	1,160,000	1,204,950
Altice Finco SA 7.625% 2/15/25 (a)	1,945,000	1,940,138
Equinix, Inc. 5.375% 5/15/27	645,000	677,250
Frontier Communications Corp.:
10.5% 9/15/22	1,470,000	1,214,588
11% 9/15/25	2,460,000	1,924,950
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	2,255,000	2,545,331
Inmarsat Finance PLC 4.875% 5/15/22 (a)	845,000	838,663
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,950,000	2,054,813
SBA Communications Corp. 4.875% 9/1/24	850,000	845,750
SFR Group SA:
6% 5/15/22 (a)	2,475,000	2,415,476
6.25% 5/15/24 (a)	490,000	468,563
Sprint Communications, Inc. 6% 11/15/22	4,510,000	4,493,088
Sprint Corp.:
7.25% 9/15/21	2,205,000	2,343,276
7.625% 2/15/25	720,000	747,000
7.875% 9/15/23	1,950,000	2,059,688
T-Mobile U.S.A., Inc.:
4% 4/15/22	1,955,000	1,992,878
4.5% 2/1/26	1,525,000	1,532,839
4.75% 2/1/28	1,020,000	1,023,825
5.125% 4/15/25	1,505,000	1,553,913
6.375% 3/1/25	1,140,000	1,212,675
6.625% 4/1/23	15,000	15,590
Telecom Italia Capital SA:
6% 9/30/34	1,360,000	1,513,000
6.375% 11/15/33	1,115,000	1,282,250
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	1,800,000	1,791,000
Wind Tre SpA 5% 1/20/26 (a)	2,710,000	2,459,650
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	2,370,000	2,408,631
6.375% 5/15/25	1,200,000	1,258,500
		46,259,364
Transportation Ex Air/Rail - 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	4,950,000	4,219,875
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	615,000	505,838
11.25% 8/15/22 (a)	1,250,000	1,265,625
		5,991,338
Utilities - 5.3%
Calpine Corp. 5.25% 6/1/26 (a)	990,000	971,438
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,080,000	5,632,450
DPL, Inc. 6.75% 10/1/19	1,135,000	1,197,425
Dynegy, Inc.:
5.875% 6/1/23	1,315,000	1,344,588
7.625% 11/1/24	1,890,000	2,041,956
8.125% 1/30/26 (a)	1,220,000	1,345,416
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	3,400,000	3,472,250
7% 6/15/23	4,325,000	4,465,563
InterGen NV 7% 6/30/23 (a)	1,430,000	1,422,850
NRG Energy, Inc.:
5.75% 1/15/28 (a)	875,000	875,175
6.25% 5/1/24	490,000	512,236
6.625% 1/15/27	1,795,000	1,893,725
NRG Yield Operating LLC 5% 9/15/26	905,000	909,525
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	7,757,390	8,533,086
The AES Corp.:
4.875% 5/15/23	2,590,000	2,652,160
5.125% 9/1/27	1,660,000	1,738,850
6% 5/15/26	1,500,000	1,612,050
		40,620,743

TOTAL NONCONVERTIBLE BONDS		638,803,370

TOTAL CORPORATE BONDS
(Cost $628,681,383)		643,980,037
	Shares	Value

Common Stocks - 0.1%
Energy - 0.1%
Forbes Energy Services Ltd.	47,062	545,919
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (e)(f)	1	23,749
TOTAL COMMON STOCKS
(Cost $3,115,580)		569,668
	Principal Amount	Value

Bank Loan Obligations - 8.9%
Aerospace - 0.9%
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3646% 6/9/23 (b)(c)	5,073,156	5,116,379
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.6662% 8/22/24 (b)(c)	1,477,575	1,489,071

TOTAL AEROSPACE		6,605,450

Air Transportation - 0.2%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.5595% 12/14/23 (b)(c)	1,668,150	1,673,471
Broadcasting - 0.3%
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.5525% 10/4/23 (b)(c)	1,982,717	1,994,376
Cable/Satellite TV - 1.0%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1393% 1/12/26 (b)(c)	245,000	246,686
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 4.7202% 1/31/26 (b)(c)	1,331,663	1,280,620
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8095% 9/30/25 (b)(c)	1,645,000	1,648,422
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8112% 8/19/23 (b)(c)	2,209,463	2,207,629
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.5669% 1/19/21 (b)(c)	739,413	742,533
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.0595% 4/15/25 (b)(c)	1,750,000	1,748,408

TOTAL CABLE/SATELLITE TV		7,874,298

Chemicals - 0.0%
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2/8/25 (c)(g)	50,000	50,438
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	92,209	93,033
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 9/22/24 (b)(c)	212,791	214,691

TOTAL CHEMICALS		358,162

Containers - 0.4%
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/18/25 (c)(g)	125,000	126,386
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.3235% 2/5/23 (b)(c)	2,681,130	2,700,622

TOTAL CONTAINERS		2,827,008

Diversified Financial Services - 0.2%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.5361% 9/9/22 (b)(c)	925,000	913,438
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.2861% 9/10/21 (b)(c)	228,538	229,395

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,142,833

Energy - 0.3%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.3061% 12/31/22 (b)(c)	695,000	707,176
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.954% 8/23/21 (b)(c)	1,160,000	1,240,481
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(f)	471,618	475,155

TOTAL ENERGY		2,422,812

Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8095% 12/15/22 (b)(c)	1,193,893	1,197,773
Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	613,463	616,916
Food & Drug Retail - 0.0%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4623% 6/22/23 (b)(c)	347,852	345,424
Food/Beverage/Tobacco - 0.0%
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 5/24/24 (b)(c)	338,300	340,272
Gaming - 0.6%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.0735% 4/18/24 (b)(c)	1,268,625	1,277,823
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.57% 10/20/24 (b)(c)	2,005,000	2,017,531
3 month U.S. LIBOR + 7.000% 8.57% 10/20/25 (b)(c)	670,000	673,350
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.8235% 8/14/24 (b)(c)	538,650	541,419

TOTAL GAMING		4,510,123

Insurance - 0.2%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9913% 11/22/23 (b)(c)	14,963	15,201
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 5/16/24 (b)(c)	1,556,100	1,562,713

TOTAL INSURANCE		1,577,914

Leisure - 0.0%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2/1/24 (c)(g)	235,000	235,823
Publishing/Printing - 0.1%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 8/24/22 (b)(c)	870,420	873,484
Services - 0.7%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.7288% 6/13/25 (b)(c)	85,000	85,489
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9788% 6/13/24 (b)(c)	389,025	391,009
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.5735% 3/11/25 (b)(c)	585,000	589,873
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.9959% 6/21/24 (b)(c)	2,203,925	2,230,482
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0735% 4/7/21 (b)(c)	2,363,487	2,374,312

TOTAL SERVICES		5,671,165

Super Retail - 0.3%
Red Ventures LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.569% 11/8/25 (b)(c)	485,750	489,092
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.569% 11/8/24 (b)(c)	1,999,988	2,021,987

TOTAL SUPER RETAIL		2,511,079

Technology - 1.7%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 5.0669% 9/15/20 (b)(c)	1,500,863	1,508,742
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.33% 6/1/22 (b)(c)	2,016,055	2,028,655
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8235% 2/15/24 (b)(c)	1,842,789	1,855,688
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.9026% 11/1/23 (b)(c)	2,806,703	2,833,170
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.83% 1/20/24 (b)(c)	835,303	813,585
3 month U.S. LIBOR + 9.000% 10.58% 1/20/25 (b)(c)	550,000	530,063
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.5669% 7/13/23 (b)(c)	3,199,500	3,223,496

TOTAL TECHNOLOGY		12,793,399

Telecommunications - 1.4%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.4702% 7/15/25 (b)(c)	664,975	656,251
3 month U.S. LIBOR + 2.750% 4.4702% 1/31/26 (b)(c)	1,361,588	1,341,164
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.6959% 2/22/24 (b)(c)	1,570,000	1,576,547
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5735% 2/1/24 (b)(c)	2,084,250	2,089,836
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.1235% 11/1/24 (b)(c)	2,215,000	2,244,083
3 month U.S. LIBOR + 8.250% 9.8735% 11/1/25 (b)(c)	740,000	749,250
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.5223% 7/31/25 (b)(c)	1,994,925	1,912,634
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.125% 2/3/24 (b)(c)	575,650	576,847

TOTAL TELECOMMUNICATIONS		11,146,612

Utilities - 0.3%
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.4676% 11/28/24 (b)(c)	565,000	572,063
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.454% 5/24/22 (b)(c)	1,627,700	1,633,462

TOTAL UTILITIES		2,205,525

TOTAL BANK LOAN OBLIGATIONS
(Cost $68,288,802)		68,923,919

Preferred Securities - 3.9%
Banks & Thrifts - 3.6%
Bank of America Corp.:
6.25% (b)(h)	1,600,000	1,767,400
6.5% (b)(h)	635,000	721,859
Barclays Bank PLC 7.625% 11/21/22	4,695,000	5,388,338
Barclays PLC 6.625% (b)(h)	2,935,000	3,040,435
Citigroup, Inc.:
5.875% (b)(h)	785,000	828,655
5.95% (b)(h)	1,235,000	1,321,846
5.95% (b)(h)	1,135,000	1,215,853
Credit Agricole SA:
6.625% (a)(b)(h)	5,265,000	5,491,654
7.875% (a)(b)(h)	1,480,000	1,693,715
Goldman Sachs Group, Inc. 5% (b)(h)	2,930,000	2,912,334
Royal Bank of Scotland Group PLC:
7.5% (b)(h)	2,040,000	2,173,875
8.625% (b)(h)	1,415,000	1,590,681

TOTAL BANKS & THRIFTS		28,146,645

Energy - 0.3%
Andeavor Logistics LP 6.875% (b)(h)	1,940,000	2,026,444
TOTAL PREFERRED SECURITIES
(Cost $27,950,361)		30,173,089
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 1.39% (i)
(Cost $20,324,016)	20,320,237	20,324,301
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $748,360,142)		763,971,014
NET OTHER ASSETS (LIABILITIES) - 1.0%		7,424,363
NET ASSETS - 100%		$771,395,377

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $365,436,231 or 47.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) Level 3 security

 (g) The coupon rate will be determined upon settlement of the loan after period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,401
Total	$53,401

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$545,919	$545,919	$--	$--
Telecommunication Services	23,749	--	--	23,749
Corporate Bonds	643,980,037	--	643,980,037	--
Bank Loan Obligations	68,923,919	--	68,448,764	475,155
Preferred Securities	30,173,089	--	30,173,089	--
Money Market Funds	20,324,301	20,324,301	--	--
Total Investments in Securities:	$763,971,014	$20,870,220	$742,601,890	$498,904

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Fund

January 31, 2018

FAV-QTLY-0318
1.813029.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	39,761	$701,782
Diversified Consumer Services - 1.0%
Houghton Mifflin Harcourt Co. (a)	65,512	550,301
ServiceMaster Global Holdings, Inc. (a)	12,099	637,859
		1,188,160
Hotels, Restaurants & Leisure - 1.9%
DineEquity, Inc.	9,000	498,420
Eldorado Resorts, Inc. (a)	15,458	534,074
U.S. Foods Holding Corp. (a)	20,732	666,119
Wyndham Worldwide Corp.	4,156	515,884
		2,214,497
Household Durables - 0.7%
D.R. Horton, Inc.	15,740	772,047
Internet & Direct Marketing Retail - 0.9%
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	6,216	366,309
Series A (a)	22,905	643,401
		1,009,710
Leisure Products - 0.9%
Mattel, Inc.	55,167	873,845
Vista Outdoor, Inc. (a)	8,833	133,820
		1,007,665
Media - 4.0%
Discovery Communications, Inc. Class A (a)	4,900	122,843
DISH Network Corp. Class A (a)	6,648	311,791
Entercom Communications Corp. Class A	32,500	359,125
Grupo Televisa SA de CV (CPO) sponsored ADR	16,174	334,802
Liberty Broadband Corp. Class C (a)	4,087	390,513
Liberty Global PLC Class C (a)	13,384	478,612
Nexstar Broadcasting Group, Inc. Class A	3,800	285,380
Omnicom Group, Inc.	12,638	968,703
Sinclair Broadcast Group, Inc. Class A	17,766	659,119
Time Warner, Inc.	1,500	143,025
Twenty-First Century Fox, Inc. Class A	11,911	439,516
		4,493,429
Specialty Retail - 2.4%
AutoZone, Inc. (a)	1,172	897,096
Lowe's Companies, Inc.	6,295	659,275
O'Reilly Automotive, Inc. (a)	1,778	470,619
Sally Beauty Holdings, Inc. (a)	1,400	23,254
Signet Jewelers Ltd.	12,188	644,745
		2,694,989
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.	2,231	345,983

TOTAL CONSUMER DISCRETIONARY		14,428,262

CONSUMER STAPLES - 4.8%
Beverages - 0.9%
Cott Corp.	25,706	428,851
Molson Coors Brewing Co. Class B	7,292	612,674
		1,041,525
Food & Staples Retailing - 0.5%
CVS Health Corp.	6,600	519,354
Food Products - 2.9%
Darling International, Inc. (a)	39,088	724,692
Greencore Group PLC	96,100	265,391
Kellogg Co.	4,850	330,334
Nomad Foods Ltd. (a)	27,567	469,742
The J.M. Smucker Co.	6,613	839,124
TreeHouse Foods, Inc. (a)	9,737	459,197
Tyson Foods, Inc. Class A	3,230	245,835
		3,334,315
Personal Products - 0.5%
Coty, Inc. Class A	27,815	545,452

TOTAL CONSUMER STAPLES		5,440,646

ENERGY - 8.8%
Energy Equipment & Services - 1.9%
Baker Hughes, a GE Co. Class A	26,620	855,833
C&J Energy Services, Inc.	3,941	120,673
Dril-Quip, Inc. (a)	7,520	388,408
Halliburton Co.	2,791	149,877
Nabors Industries Ltd.	58,200	456,288
Odfjell Drilling Ltd. (a)	31,035	146,542
TechnipFMC PLC	2,782	90,304
		2,207,925
Oil, Gas & Consumable Fuels - 6.9%
Andeavor	2,700	292,032
Boardwalk Pipeline Partners, LP	38,383	482,090
Cabot Oil & Gas Corp.	12,091	318,598
Cenovus Energy, Inc.	46,169	440,295
Cheniere Energy, Inc. (a)	8,755	495,183
Concho Resources, Inc. (a)	1,900	299,136
Diamondback Energy, Inc. (a)	2,801	351,526
Energen Corp. (a)	2,970	155,123
Enterprise Products Partners LP	8,832	243,940
EQT Corp.	10,435	566,516
GasLog Ltd.	22,404	452,561
Golar LNG Ltd.	9,600	261,984
Lundin Petroleum AB	16,100	400,973
Marathon Petroleum Corp.	8,576	594,060
Newfield Exploration Co. (a)	4,984	157,793
Phillips 66 Co.	3,988	408,371
Plains GP Holdings LP Class A	9,200	195,776
Teekay Corp.	44,000	359,040
Teekay LNG Partners LP	30,500	602,375
Teekay Offshore Partners LP	126,600	316,500
WPX Energy, Inc. (a)	25,976	382,626
		7,776,498

TOTAL ENERGY		9,984,423

FINANCIALS - 18.4%
Banks - 5.1%
Bank Ireland Group PLC (a)	6,327	61,900
CIT Group, Inc.	21,562	1,092,978
EFG Eurobank Ergasias SA (a)	58,516	65,385
First Citizen Bancshares, Inc.	579	246,312
First Citizen Bancshares, Inc. Class A	908	386,272
PNC Financial Services Group, Inc.	4,600	726,892
Prosperity Bancshares, Inc.	1,380	104,604
U.S. Bancorp	27,304	1,560,151
Wells Fargo & Co.	22,788	1,498,995
		5,743,489
Capital Markets - 3.7%
Apollo Global Management LLC Class A	27,447	981,230
Ares Capital Corp.	7,736	123,389
Ares Management LP	14,700	343,245
Brookfield Asset Management, Inc. Class A	4,450	186,249
Franklin Resources, Inc.	8,970	380,418
KKR & Co. LP	8,204	197,552
Legg Mason, Inc.	16,288	694,195
State Street Corp.	3,100	341,527
The Blackstone Group LP	19,189	701,358
Tullett Prebon PLC	30,100	226,509
		4,175,672
Consumer Finance - 5.2%
Ally Financial, Inc.	15,699	467,359
Capital One Financial Corp.	10,470	1,088,461
Discover Financial Services	21,490	1,714,902
OneMain Holdings, Inc. (a)	18,216	595,845
SLM Corp. (a)	25,200	288,288
Synchrony Financial	43,188	1,713,700
Trisura Group Ltd.	28	572
		5,869,127
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	5,940	1,273,417
Donnelley Financial Solutions, Inc. (a)	22,200	476,190
		1,749,607
Insurance - 2.9%
AFLAC, Inc.	4,538	400,252
AMBAC Financial Group, Inc. (a)	19,801	320,776
American International Group, Inc.	7,820	499,854
Chubb Ltd.	6,786	1,059,634
Greenlight Capital Re, Ltd. (a)	6,357	128,729
Reinsurance Group of America, Inc.	2,757	431,884
Torchmark Corp.	5,138	466,787
		3,307,916

TOTAL FINANCIALS		20,845,811

HEALTH CARE - 6.6%
Biotechnology - 1.2%
Amgen, Inc.	3,289	611,918
Shire PLC sponsored ADR	2,600	364,104
United Therapeutics Corp. (a)	3,410	439,890
		1,415,912
Health Care Equipment & Supplies - 0.9%
Dentsply Sirona, Inc.	2,200	133,782
Teleflex, Inc.	300	83,325
Zimmer Biomet Holdings, Inc.	6,029	766,406
		983,513
Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	3,009	216,016
Centene Corp. (a)	1,140	122,254
DaVita HealthCare Partners, Inc. (a)	1,113	86,859
Envision Healthcare Corp. (a)	15,351	552,482
Laboratory Corp. of America Holdings (a)	1,428	249,186
McKesson Corp.	4,048	683,626
Premier, Inc. (a)	3,500	113,575
Quest Diagnostics, Inc.	1,958	207,196
Universal Health Services, Inc. Class B	4,295	521,843
		2,753,037
Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	190	49,121
PerkinElmer, Inc.	500	40,080
		89,201
Pharmaceuticals - 2.0%
Allergan PLC	2,000	360,520
Indivior PLC (a)	51,200	292,748
Jazz Pharmaceuticals PLC (a)	6,262	912,624
Mallinckrodt PLC (a)	14,800	267,288
Mylan NV (a)	4,060	173,971
Pacira Pharmaceuticals, Inc. (a)	2,000	72,800
Perrigo Co. PLC	740	67,059
The Medicines Company (a)	4,300	142,459
		2,289,469

TOTAL HEALTH CARE		7,531,132

INDUSTRIALS - 12.6%
Aerospace & Defense - 1.2%
Aerojet Rocketdyne Holdings, Inc. (a)	14,392	395,780
Huntington Ingalls Industries, Inc.	2,100	498,834
KLX, Inc. (a)	4,591	324,400
Ultra Electronics Holdings PLC	8,300	179,835
		1,398,849
Airlines - 2.0%
American Airlines Group, Inc.	24,104	1,309,329
JetBlue Airways Corp. (a)	29,725	620,064
United Continental Holdings, Inc. (a)	4,738	321,331
		2,250,724
Building Products - 0.1%
Allegion PLC	1,661	143,029
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	7,909	431,357
The Brink's Co.	4,700	391,980
		823,337
Construction & Engineering - 1.8%
AECOM (a)	28,283	1,106,148
Arcadis NV	10,026	227,919
Astaldi SpA	44,638	152,406
KBR, Inc.	25,751	523,775
		2,010,248
Electrical Equipment - 1.2%
Acuity Brands, Inc.	1,900	293,436
AMETEK, Inc.	3,207	244,694
Regal Beloit Corp.	5,866	456,961
Sensata Technologies Holding BV (a)	6,855	385,594
		1,380,685
Machinery - 1.2%
Allison Transmission Holdings, Inc.	18,887	835,561
Flowserve Corp.	1,200	54,384
SPX Flow, Inc. (a)	10,207	473,299
		1,363,244
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	2	3,570
Professional Services - 0.3%
Dun & Bradstreet Corp.	2,900	358,817
Road & Rail - 1.3%
Avis Budget Group, Inc. (a)	17,801	800,333
CSX Corp.	2,343	133,012
Knight-Swift Transportation Holdings, Inc. Class A	7,755	386,121
Norfolk Southern Corp.	852	128,550
		1,448,016
Trading Companies & Distributors - 2.8%
AerCap Holdings NV (a)	9,961	538,890
Ashtead Group PLC	17,028	508,930
Fortress Transportation & Infrastructure Investors LLC	17,728	319,990
HD Supply Holdings, Inc. (a)	20,260	787,911
MRC Global, Inc. (a)	8,379	150,654
Nexeo Solutions, Inc. (a)	26,300	248,009
Nexeo Solutions, Inc. (a)(b)	14,400	135,792
WESCO International, Inc. (a)	6,376	434,524
		3,124,700

TOTAL INDUSTRIALS		14,305,219

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.1%
CommScope Holding Co., Inc. (a)	20,376	787,125
F5 Networks, Inc. (a)	3,490	504,445
		1,291,570
Electronic Equipment & Components - 1.2%
Cardtronics PLC (a)	15,467	378,323
Jabil, Inc.	19,287	490,468
TE Connectivity Ltd.	4,430	454,208
		1,322,999
IT Services - 4.4%
Amdocs Ltd.	12,328	843,235
Booz Allen Hamilton Holding Corp. Class A	11,384	446,025
Cognizant Technology Solutions Corp. Class A	10,163	792,511
Conduent, Inc. (a)	42,384	695,098
DXC Technology Co.	7,203	717,059
First Data Corp. Class A (a)	30,251	535,443
Leidos Holdings, Inc.	11,968	797,069
Unisys Corp. (a)(c)	26,048	231,827
		5,058,267
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	4,294	394,533
Qualcomm, Inc.	12,221	834,083
		1,228,616
Software - 0.7%
Micro Focus International PLC	16,600	506,744
Totvs SA	27,800	283,584
		790,328

TOTAL INFORMATION TECHNOLOGY		9,691,780

MATERIALS - 8.2%
Chemicals - 5.0%
Axalta Coating Systems Ltd. (a)	19,569	616,424
Celanese Corp. Class A	2,344	253,527
CF Industries Holdings, Inc.	11,710	496,972
DowDuPont, Inc.	7,926	599,047
Eastman Chemical Co.	5,619	557,292
FMC Corp.	1,997	182,386
LyondellBasell Industries NV Class A	5,552	665,352
Monsanto Co.	3,200	389,760
Nutrien Ltd. (a)	7,800	408,073
Orion Engineered Carbons SA	9,900	291,555
The Chemours Co. LLC	8,756	451,985
Tronox Ltd. Class A	11,000	215,930
Westlake Chemical Corp.	4,962	558,721
		5,687,024
Construction Materials - 0.6%
Eagle Materials, Inc.	6,023	674,877
Containers & Packaging - 1.9%
Avery Dennison Corp.	1,840	225,731
Ball Corp.	5,620	215,134
Berry Global Group, Inc. (a)	6,149	363,959
Graphic Packaging Holding Co.	35,523	573,696
Sealed Air Corp.	7,886	373,402
Silgan Holdings, Inc.	15,655	467,928
		2,219,850
Metals & Mining - 0.7%
Alcoa Corp. (a)	3,575	185,972
Antofagasta PLC	6,057	80,066
Randgold Resources Ltd. sponsored ADR	1,915	193,721
Steel Dynamics, Inc.	6,788	308,175
		767,934

TOTAL MATERIALS		9,349,685

REAL ESTATE - 11.0%
Equity Real Estate Investment Trusts (REITs) - 10.0%
American Tower Corp.	9,729	1,436,973
AvalonBay Communities, Inc.	2,240	381,696
Boston Properties, Inc.	2,620	324,120
Colony NorthStar, Inc.	100,186	899,670
Douglas Emmett, Inc.	13,643	527,575
Equinix, Inc.	1,075	489,329
Equity Commonwealth (a)	900	26,919
Equity Lifestyle Properties, Inc.	10,142	875,457
Equity Residential (SBI)	6,200	381,982
Essex Property Trust, Inc.	2,917	679,603
Extra Space Storage, Inc.	8,095	675,771
Forest City Realty Trust, Inc. Class A	13,870	325,529
Grivalia Properties REIC	51,542	595,125
iStar Financial, Inc. (a)	32,485	342,717
National Retail Properties, Inc.	15,073	598,097
NorthStar Realty Europe Corp.	2,424	28,918
Outfront Media, Inc.	23,491	526,198
Public Storage	710	138,990
SBA Communications Corp. Class A (a)	176	30,712
Simon Property Group, Inc.	510	83,319
SL Green Realty Corp.	5,700	572,964
Spirit Realty Capital, Inc.	44,900	366,833
The Macerich Co.	8,100	523,017
VEREIT, Inc.	24,680	177,696
Welltower, Inc.	3,050	182,909
WP Glimcher, Inc.	28,110	184,964
		11,377,083
Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	17,138	783,035
Howard Hughes Corp. (a)	2,200	277,112
		1,060,147

TOTAL REAL ESTATE		12,437,230

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	8,532	151,955
UTILITIES - 7.4%
Electric Utilities - 4.2%
Eversource Energy	5,400	340,686
Exelon Corp.	25,496	981,851
NextEra Energy, Inc.	2,218	351,376
PPL Corp.	29,580	942,715
Vistra Energy Corp. (a)	9,300	181,350
Westar Energy, Inc.	4,670	241,252
Xcel Energy, Inc.	38,026	1,735,507
		4,774,737
Independent Power and Renewable Electricity Producers - 1.4%
NRG Energy, Inc.	28,590	743,626
The AES Corp.	74,913	865,994
		1,609,620
Multi-Utilities - 1.8%
CMS Energy Corp.	8,847	395,903
Sempra Energy	14,814	1,585,394
		1,981,297

TOTAL UTILITIES		8,365,654

TOTAL COMMON STOCKS
(Cost $93,315,440)		112,531,797
	Principal Amount	Value

Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19(d)
(Cost $384,198)	610,000	204,350

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.42% 4/19/18
(Cost $49,849)	50,000	49,852
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 1.39% (e)	993,931	$994,130
Fidelity Securities Lending Cash Central Fund 1.40% (e)(f)	12,196	12,197
TOTAL MONEY MARKET FUNDS
(Cost $1,006,181)		1,006,327
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $94,755,668)		113,792,326
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(214,653)
NET ASSETS - 100%		$113,577,673

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $135,792 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Non-income producing - Security is in default.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Nexeo Solutions, Inc.	6/9/16	$144,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,677
Fidelity Securities Lending Cash Central Fund	1,844
Total	$6,521

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$14,428,262	$14,428,262	$--	$--
Consumer Staples	5,440,646	5,440,646	--	--
Energy	9,984,423	9,984,423	--	--
Financials	20,845,811	20,845,811	--	--
Health Care	7,531,132	7,531,132	--	--
Industrials	14,305,219	14,305,219	--	--
Information Technology	9,691,780	9,691,780	--	--
Materials	9,349,685	9,349,685	--	--
Real Estate	12,437,230	12,437,230	--	--
Telecommunication Services	151,955	151,955	--	--
Utilities	8,365,654	8,365,654	--	--
Corporate Bonds	204,350	--	204,350	--
U.S. Government and Government Agency Obligations	49,852	--	49,852	--
Money Market Funds	1,006,327	1,006,327	--	--
Total Investments in Securities:	$113,792,326	$113,538,124	$254,202	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 30, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2018